UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21346

Name of Fund: BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni New York Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 01/31/2018

Item 1 – Report to Stockholders

JANUARY 31, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

BlackRock MuniYield Arizona Fund, Inc. (MZA)

BlackRock MuniYield California Fund, Inc. (MYC)

BlackRock MuniYield Investment Fund (MYF)

BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended January 31, 2018, assets with higher risk and return potential, such as stocks and high-yield bonds, continued to deliver strong performance. The equity market advanced despite geopolitical uncertainty and relatively high valuations, while bond returns were constrained by rising interest rates.

Emerging market stocks posted the strongest performance, as accelerating growth in China, the second largest economy in the world and the most influential of all developing economies, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment flows.

Rising interest rates worked against high-quality assets with more interest rate sensitivity. Consequently, the 10-year U.S. Treasury — a bellwether of the bond market — posted a modest negative return, as rising energy prices, higher wages, and steady job growth drove expectations of higher inflation and interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together. Consensus expectations for global economic growth also rose, as long-anticipated fiscal stimulus and capital spending plans indicated that new sources of demand could extend the current economic cycle.

The Fed responded to these positive developments by increasing short-term interest rates three times during the year. In October 2017, the Fed also reduced its $4.5 trillion balance sheet by $10 billion, while setting expectations for additional modest reductions and rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) continued to expand their balance sheets despite nascent signs of sustained economic growth. Rising global growth and inflation, as well as limited bond supply, put steady pressure on other central banks to follow in the Fed’s footsteps. In October 2017, the ECB announced plans to cut its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus, as the country’s inflation rate remained below 2.0%.

Rising consumer confidence and improving business sentiment are driving momentum for the U.S. economy. If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it’s likely to be accompanied by rising real growth and higher wages. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018. We continue to believe the primary risks to the economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension.

In December 2017, Congress passed a sweeping tax reform bill. The U.S. tax overhaul is likely to accentuate the existing reflationary themes, including faster growth and rising interest rates. Changing the corporate tax rate to a flat 21% will create many winners and losers among high-and-low tax companies, while the windfall from lower taxes could boost business and consumer spending.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	15.43%	26.41%
U.S. small cap equities (Russell 2000® Index)	11.23	17.18
International equities (MSCI Europe, Australasia, Far East Index)	12.14	27.60
Emerging market equities (MSCI Emerging Markets Index)	18.51	41.01
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.58	0.93
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(2.74)	(0.47)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.35)	2.15
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.01	3.41
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.94	6.60
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Municipal Market Overview  For the Reporting Period Ended January 31, 2018

Municipal Market Conditions

Municipal bonds experienced positive performance during the period alongside a favorable technical backdrop and a flattening yield curve resulting from continued Fed monetary policy normalization and largely muted inflation expectations. Ongoing reassurance from the Fed that rates would be increased gradually and would likely remain low overall resulted in continued demand for fixed income investments. More specifically, investors favored the tax-exempt income, diversification, quality, and value of municipal bonds amid fiscal policy uncertainty, which saw tax reform ultimately lower the top individual tax rate just 2.6% while eliminating deductions and increasing demand for tax shelter. During the 12 months ended January 31, 2018, municipal bond funds experienced net inflows of approximately $33 billion (based on data from the Investment Company Institute).

For the same 12-month period, total new issuance remained elevated from a historical perspective at $394 billion (though well below the robust $455 billion issued in the prior 12-month period). Notably, issuance in December posted the highest monthly total on record at $56 billion, as issuers rushed deals to market ahead of the expected elimination of the tax-exemption for advanced refunding bonds and possibly private activity bonds (PABs). Ultimately, the final version of the Tax Cuts and Jobs Act left PABs unchanged, though the elimination of advanced refundings will likely suppress supply going forward, providing a powerful technical.

S&P Municipal Bond Index
Total Returns as of January 31, 2018
6 months: 0.01%
12 months: 3.41%

A Closer Look at Yields

From January 31, 2017 to January 31, 2018, yields on AAA-rated 30-year municipal bonds decreased by 17 basis points (“bps”) from 3.08% to 2.91%, while 10-year rates increased by 3 bps from 2.32% to 2.35% and 5-year rates increased by 20 bps from 1.63% to 1.83% (as measured by Thomson Municipal Market Data). The municipal yield curve flattened significantly over the 12-month period with the spread between 2- and 30-year maturities flattening by 64 bps.

During the same time period, on a relative basis, tax-exempt municipal bonds strongly outperformed U.S. Treasuries with the greatest outperformance experienced in the front and intermediate portions of the yield curve. Notably, January saw interest rates move rapidly higher alongside strong global growth and a more hawkish bias from global central banks. The relative positive performance of municipal bonds was driven largely by a supply/demand imbalance within the municipal market as investors sought income and incremental yield in an environment where opportunities became increasingly scarce. The asset class is known for its lower relative volatility and preservation of principal with an emphasis on income as tax rates rise.

Financial Conditions of Municipal Issuers

The majority of municipal credits remain strong, despite well-publicized distress among a few issuers. Four of the five states with the largest amount of debt outstanding — California, New York, Texas and Florida — have exhibited markedly improved credit fundamentals during the slow national recovery. However, several states with the largest unfunded pension liabilities have seen their bond prices decline noticeably and remain vulnerable to additional price deterioration. On the local level, Chicago’s credit quality downgrade is an outlier relative to other cities due to its larger pension liability and inadequate funding remedies. BlackRock maintains the view that municipal bond defaults will remain minimal and in the periphery while the overall market is fundamentally sound. We continue to advocate careful credit research and believe that a thoughtful approach to structure and security selection remains imperative amid uncertainty in a modestly improving economic environment.

The opinions expressed are those of BlackRock as of January 31, 2018, and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of any individual holdings or market sectors. Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments. There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (“AMT”). Capital gains distributions, if any, are taxable.

The Standard & Poor’s Municipal Bond Index, a broad, market value-weighted index, seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the AMT. Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. It is not possible to invest directly in an index.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Funds (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Funds’ shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV.

To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Fund’s financing cost of leverage is significantly lower than the income earned on a Fund’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Funds’ return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage. Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of the Funds’ obligations under their respective leverage arrangements generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that the Funds’ intended leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Fund’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Fund’s Common Shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares. Moreover, to the extent the calculation of the Funds’ investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Funds’ investment adviser will be higher than if the Funds did not use leverage.

To obtain leverage, each Fund has issued Variable Rate Demand Preferred Shares (“VRDP Shares”) or (“Preferred Shares”) and/or leveraged its assets through the use of tender option bond trusts (“TOB Trusts”) as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is permitted to issue debt up to 33 1/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instruments or by agencies rating the Preferred Shares, which may be more stringent than those imposed by the 1940 Act.

If a Fund segregates or designates on its books and records cash or liquid assets having a value not less than the value of a Fund’s obligations under the TOB Trust (including accrued interest), then the TOB Trust is not considered a senior security and is not subject to the foregoing limitations and requirements imposed by the 1940 Act.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

THE BENEFITS AND RISKS OF LEVERAGING / DERIVATIVE FINANCIAL INSTRUMENTS	5

Fund Summary as of January 31, 2018	BlackRock Muni New York Intermediate Duration Fund, Inc.

Fund Overview

BlackRock Muni New York Intermediate Duration Fund, Inc.’s (MNE) (the “Fund”) investment objective is to provide common shareholders with high current income exempt from U.S. federal income tax and New York State and New York City personal income taxes. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from U.S. federal income tax (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Fund invests at least 75% of its assets in municipal obligations that are investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations with a duration of three to ten years. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on New York Stock Exchange (“NYSE”)	MNE
Initial Offering Date	August 1, 2003
Yield on Closing Market Price as of January 31, 2018 ($13.31)(a)	4.01%
Tax Equivalent Yield(b)	7.96%
Current Monthly Distribution per Common Share(c)	$0.0445
Current Annualized Distribution per Common Share(c)	$0.5340
Economic Leverage as of January 31, 2018(d)	38%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)	Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 49.62%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.
(c)	The monthly distribution per Common Share, declared on March 1, 2018, was decreased to $0.04 per share. The yield on closing market price, current monthly distribution per Common Share and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.
(d)	Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2018 were as follows:

	Returns Based On
	Market Price	NAV
MNE(a)(b)	(3.55)%	(0.22)%
Lipper Intermediate Municipal Debt Funds(c)	(3.67)	(0.23)

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Fund’s absolute performance based on NAV:

•	U.S. municipal bonds produced generally flat returns during the period, with income offsetting a modest decline in prices. Stronger economic growth and concerns about emerging inflation pressures fueled expectations that the Fed would continue to tighten monetary policy, dampening returns across the fixed-income market.

•	New York municipal bonds underperformed the national market. New issuance in the state was relatively robust compared to the nation as a whole, which contributed to the weaker performance. Unfortunately, much of the new issuance was concentrated in several large issuers in which the Fund already had positions, thereby limiting the opportunity set. New York’s overall economic trends continued to improve, albeit at a rate slightly below that national level. However, the state continued to enjoy a broad and diverse economic base. One area of potential concern was the capping of deductibility of state and local taxes due to recently enacted Federal tax-reform policies, which may reduce New York’s ability to raise taxes in the future.

•	The Fund sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose, as prices fell, this aspect of the Fund’s positioning had a positive effect on returns.

•	The Fund’s investments in bonds with maturities between 12 and 18 years contributed to results, as intermediate-term bonds experienced smaller increases in yield than shorter-dated issues. In addition, intermediate-term debt generated higher income relative to shorter maturities.

•	Allocations to the education sector and AA rated issues were the most additive to performance. Positions in BBB and non-investment grade debt also helped returns, as lower-rated bonds generally outperformed higher-rated securities. Conversely, positions in higher-quality securities underperformed.

•	The use of leverage aided performance by augmenting portfolio income, but it also amplified the impact of declining bond prices.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2018 (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc.

•	The Fund’s allocation to shorter-dated bonds detracted from returns. Positions in pre-refunded securities, which are both high-quality and shorter duration, also detracted. (Duration is a measure of interest-rate sensitivity.)

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Market Price and Net Asset Value Per Share Summary

	01/31/18	07/31/17	Change	High	Low
Market Price	$13.31	$14.07	(5.40)%	$14.43	$13.09
Net Asset Value	15.14	15.47	(2.13)	15.64	15.14

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments *

SECTOR ALLOCATION

Sector	01/31/18	07/31/17
County/City/Special District/School District	23%	21%
Transportation	23	22
Education	21	24
Health	10	10
State	10	10
Utilities	7	6
Corporate	3	3
Housing	2	3
Tobacco	1	1

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (b)

Calendar Year Ended December 31,
2018	6%
2019	8
2020	6
2021	16
2022	6

(b)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	01/31/18	07/31/17
AAA/Aaa	11%	11%
AA/Aa	49	50
A	20	20
BBB/Baa	13	13
BB/Ba	2	2
N/R	5	4

(a)	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND SUMMARY	7

Fund Summary as of January 31, 2018	BlackRock MuniYield Arizona Fund, Inc.

Fund Overview

BlackRock MuniYield Arizona Fund, Inc.’s (MZA) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal and Arizona income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Arizona income taxes. Under normal market conditions, the Fund expects to invest at least 75% of its assets in municipal obligations that are investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on NYSE	MZA
Initial Offering Date	October 29, 1993
Yield on Closing Market Price as of January 31, 2018 ($16.74)(a)	4.44%
Tax Equivalent Yield(b)	8.12%
Current Monthly Distribution per Common Share(c)	$0.0620
Current Annualized Distribution per Common Share(c)	$0.7440
Economic Leverage as of January 31, 2018(d)	38%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)	Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 45.34%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.
(c)	The monthly distribution per Common Share, declared on March 1, 2018, was decreased to $0.052 per share. The yield on closing market price, current monthly distribution per Common Share and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.
(d)	Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2018 were as follows:

	Returns Based On
	Market Price	NAV
MZA(a)(b)	3.44%	0.12%
Lipper Other States Municipal Debt Funds(c)	(4.74)	(0.22)

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Fund’s premium to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Fund’s absolute performance based on NAV:

•	U.S. municipal bonds produced generally flat returns during the period, with income offsetting a modest decline in prices. Stronger economic growth and concerns about emerging inflation pressures fueled expectations that the Fed would continue to tighten monetary policy, dampening returns across the fixed-income market.

•	Arizona municipal bonds underperformed national municipals. The state’s economy continued to improve, highlighted by positive demographic trends. NAFTA negotiations represented one potential source of uncertainty for Arizona, as the possible negative ramifications of a full U.S. departure would disproportionately impact its economic and employment outlook.

•	Portfolio income, enhanced by leverage, made the largest positive contribution to performance at a time in which bond prices fell. However, the use of leverage also exacerbated the effect of market weakness.

•	The Fund sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose, as prices fell, this aspect of the Fund’s positioning had a positive effect on returns.

•	Exposure to lower-rated issues (those rated A and below) helped results as this market segment outperformed higher-rated bonds.

•	The Fund’s positions in shorter-term bonds proved detrimental as rates increased the most in the two- to five-year portion of the yield curve. This allocation is largely comprised of advance-refunded bonds purchased in a higher-yield environment. Conversely, the Fund’s exposure to the long end of the yield curve was beneficial as rates increased less in this area. The Fund’s position in a specific tobacco sector security also detracted from performance, as did its underweight in the utilities sector.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2018 (continued)	BlackRock MuniYield Arizona Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	01/31/18	07/31/17	Change	High	Low
Market Price	$16.74	$16.59	0.90%	$17.40	$14.67
Net Asset Value	14.22	14.56	(2.34)	14.69	14.22

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments *

SECTOR ALLOCATION

Sector	01/31/18	07/31/17
Utilities	24%	21%
Education	23	23
County/City/Special District/School District	17	19
Corporate	12	11
Health	11	12
State	9	9
Transportation	3	3
Tobacco	1	2
Housing(b)	—	—

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2018	19%
2019	8
2020	8
2021	10
2022	7

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	01/31/18	07/31/17
AAA/Aaa	9%	9%
AA/Aa	55	55
A	15	15
BBB/Baa	10	10
BB/Ba	7	8
N/R	4	3

(a)	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)	Represents less than 1% of the Fund’s total investments.

FUND SUMMARY	9

Fund Summary as of January 31, 2018	BlackRock MuniYield California Fund, Inc.

Fund Overview

BlackRock MuniYield California Fund, Inc.’s (MYC) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal and California income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and California income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. The Fund may invest up to 20% of its total assets in securities that are rated below investment grade, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of purchase. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on NYSE	MYC
Initial Offering Date	February 28, 1992
Yield on Closing Market Price as of January 31, 2018 ($14.15)(a)	5.26%
Tax Equivalent Yield(b)	11.46%
Current Monthly Distribution per Common Share(c)	$0.0620
Current Annualized Distribution per Common Share(c)	$0.7440
Economic Leverage as of January 31, 2018(d)	41%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)	Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 54.10%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.
(c)	The monthly distribution per Common Share, declared on March 1, 2018, was decreased to $0.052 per share. The yield on closing market price, current monthly distribution per Common Share and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.
(d)	Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2018 were as follows:

	Returns Based On
	Market Price	NAV
MYC(a)(b)	(5.64)%	0.27%
Lipper California Municipal Debt Funds(c)	(5.62)	0.03

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Fund’s absolute performance based on NAV:

•	U.S. municipal bonds produced generally flat returns during the period, with income offsetting a modest decline in prices. Stronger economic growth and concerns about emerging inflation pressures fueled expectations that the U.S. Federal Reserve would continue to tighten monetary policy, dampening returns across the fixed-income market.

•	California underperformed the national indices due to questions about the long-term effects the tax-reform bill could have on the supply-and-demand profile of the state’s municipal market.

•	Portfolio income contributed to performance by offsetting the downturn in bond prices. The use of leverage helped boost the Fund’s income, but it also amplified the effect of market weakness.

•	Holdings that the Fund purchased when rates were higher also aided performance due to their generous income and lower sensitivity to the negative effects of rising interest rates.

•	The Fund’s cash reserves, while minimal, helped dampen the effect market volatility as yields rose.

•	The Fund sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose, as prices fell, this aspect of the Fund’s positioning had a positive effect on returns.

•	Holdings in more highly-rated investment-grade bonds (those rated AA and AAA) lagged non-investment grade holdings, as fund flows into high yield products led to greater price appreciation for lower-rated issues. This trend was most pronounced in the beginning of the period but less so in January once high yield fund flows turned negative.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2018 (continued)	BlackRock MuniYield California Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	01/31/18	07/31/17	Change	High	Low
Market Price	$14.15	$15.43	(8.30)%	$15.71	$14.11
Net Asset Value	15.21	15.61	(2.56)	15.79	15.21

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments *

SECTOR ALLOCATION

Sector	01/31/18	07/31/17
County/City/Special District/School District	39%	40%
Health	15	16
Transportation	14	12
Education	14	14
State	6	6
Utilities	5	6
Tobacco	5	4
Corporate	1	1
Housing	1	1

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2018	13%
2019	13
2020	7
2021	11
2022	1

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	01/31/18	07/31/17
AAA/Aaa	6%	5%
AA/Aa	66	68
A	21	21
BBB/Baa	2	1
BB/Ba	1	1
B/B	3	3
N/R(b)	1	1

(a)	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2018 and July 31, 2017, the market value of unrated securities deemed by the investment adviser to be investment grade each represents less than 1% of the Fund’s total investments.

FUND SUMMARY	11

Fund Summary as of January 31, 2018	BlackRock MuniYield Investment Fund

Fund Overview

BlackRock MuniYield Investment Fund’s (MYF) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the federal alternative minimum tax). Under normal market conditions, the Fund primarily invests in municipal bonds that are investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. The Fund may invest up to 20% of its total assets in securities that are rated below investment grade, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of purchase. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on NYSE	MYF
Initial Offering Date	February 28, 1992
Yield on Closing Market Price as of January 31, 2018 ($14.08)(a)	5.92%
Tax Equivalent Yield(b)	10.00%
Current Monthly Distribution per Common Share(c)	$0.0695
Current Annualized Distribution per Common Share(c)	$0.8340
Economic Leverage as of January 31, 2018(d)	41%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)	Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.80%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.
(c)	The distribution rate is not constant and is subject to change.
(d)	Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2018 were as follows:

	Returns Based On
	Market Price	NAV
MYF(a)(b)	(11.16)%	0.34%
Lipper General & Insured Municipal Debt Funds (Leveraged)(c)	(6.00)	0.50

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Fund moved from a premium to NAV to a discount during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Fund’s absolute performance based on NAV:

•	U.S. municipal bonds produced generally flat returns during the period, with income offsetting a modest decline in prices. Stronger economic growth and concerns about emerging inflation pressures fueled expectations that the Fed would continue to tighten monetary policy, dampening returns across the fixed-income market.

•	Portfolio income, enhanced by leverage, made the largest positive contribution to performance given the downturn in bond prices. However, the use of leverage also amplified the effect of market weakness.

•	Positions in non-investment grade issues aided results at a time in which lower-rated debt outperformed.

•	The Fund’s holdings in New Jersey tax-backed issues, which outpaced the broader market by a wide margin, also helped performance.

•	The Fund sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose, as prices fell, this aspect of the Fund’s positioning had a positive effect on returns.

•	Investment in pre-refunded bonds, which tend to have shorter maturities, hurt results amid weak performance for the short end of the yield curve.

•	Reinvestment had an adverse effect on the Fund’s income, as the proceeds of higher-yielding bonds that matured or were called needed to be reinvested at lower prevailing rates.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2018 (continued)	BlackRock MuniYield Investment Fund

Market Price and Net Asset Value Per Share Summary

	01/31/18	07/31/17	Change	High	Low
Market Price	$14.08	$16.34	(13.83)%	$16.57	$14.01
Net Asset Value	14.54	14.94	(2.68)	15.04	14.54

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments *

SECTOR ALLOCATION

Sector	01/31/18	07/31/17
Transportation	27%	28%
County/City/Special District/School District	20	20
Utilities	14	14
Health	16	16
Education	9	8
State	5	5
Tobacco	4	3
Corporate	3	4
Housing	2	2

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2018	12%
2019	28
2020	11
2021	16
2022	4

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	01/31/18	07/31/17
AAA/Aaa	8%	8%
AA/Aa	48	50
A	20	22
BBB/Baa	9	9
BB/Ba	3	3
B/B	2	1
N/R(b)	10	7

(a)	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)	The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2018 and July 31, 2017, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1% and less than 1%, respectively, of the Fund’s total investments.

FUND SUMMARY	13

Fund Summary as of January 31, 2018	BlackRock MuniYield New Jersey Fund, Inc.

Fund Overview

BlackRock MuniYield New Jersey Fund, Inc.’s (MYJ) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal income taxes and New Jersey personal income tax as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from U.S. federal income taxes (except that the interest may subject to the federal alternative minimum tax) and New Jersey personal income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. The Fund may invest up to 20% of its total assets in securities that are rated below investment grade, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of purchase. The Fund may invest directly in such securities or synthetically through the use of derivatives.

On September 6, 2017, the Boards of the Fund, BlackRock New Jersey Municipal Bond Trust (BLJ) and BlackRock New Jersey Municipal Income Trust (BNJ) approved the reorganizations of BLJ and BNJ with and into the Fund, with the Fund continuing as the surviving fund after the reorganization. The reorganizations are subject to approval by each fund’s shareholders and certain other conditions.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on NYSE	MYJ
Initial Offering Date	May 1, 1992
Yield on Closing Market Price as of January 31, 2018 ($15.00)(a)	6.00%
Tax Equivalent Yield(b)	11.95%
Current Monthly Distribution per Common Share(c)	$0.0750
Current Annualized Distribution per Common Share(c)	$0.9000
Economic Leverage as of January 31, 2018(d)	40%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)	Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 49.77%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.
(c)	The monthly distribution per Common Share, declared on March 1, 2018, was decreased to $0.0605 per share. The yield on closing market price, current monthly distribution per Common Share and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.
(d)	Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2018 were as follows:

	Returns Based On
	Market Price	NAV
MYJ(a)(b)	(6.92)%	1.79%
Lipper New Jersey Municipal Debt Funds(c)	(5.19)	0.79

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Fund moved from a premium to NAV to a discount during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Fund’s absolute performance based on NAV:

•	U.S. municipal bonds produced generally flat returns during the period, with income offsetting a modest decline in prices. Stronger economic growth and concerns about emerging inflation pressures fueled expectations that the Fed would continue to tighten monetary policy, dampening returns across the fixed-income market.

•	New Jersey bonds outperformed the national market due in part to investors’ positive perception of legislation that redirected roughly $1 billion annually in lottery proceeds to the state’s pension funds. The yield spreads on New Jersey tax-backed issues compressed significantly, making it the best performing sector held in the Fund during the past six months.

•	Positions in longer-term securities, which strongly outpaced short-term issues, contributed positively. Conversely, the Fund’s holdings in short-term and intermediate bonds — which are more sensitive to Fed policy — lagged due to expectations for higher rates.

•	The Fund’s investments in lower-rated issues, which outpaced the broader market, also added value.

•	The Fund sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose, as prices fell, this aspect of the Fund’s positioning had a positive effect on returns.

•	Reinvestment had an adverse effect on the Fund’s income, as the proceeds of higher-yielding bonds that matured or were called needed to be reinvested at lower prevailing rates.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2018 (continued)	BlackRock MuniYield New Jersey Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	01/31/18	07/31/17	Change	High	Low
Market Price	$15.00	$16.58	(9.53)%	$16.94	$14.89
Net Asset Value	15.72	15.89	(1.07)	16.16	15.72

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments *

SECTOR ALLOCATION

Sector	01/31/18	07/31/17
Transportation	39%	37%
Education	16	17
County/City/Special District/School District	16	16
State	11	12
Corporate	7	7
Health	6	6
Housing	2	2
Tobacco	2	2
Utilities	1	1

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2018	13%
2019	11
2020	6
2021	19
2022	9

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	01/31/18		07/31/17
AAA/Aaa	5%		4%
AA/Aa	32		35
A	26		29
BBB/Baa	28		26
BB/Ba	3		2
B/B	1		—
N/R	5	(b)	4

(a)	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)	The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2018, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of the Fund’s total investments.

FUND SUMMARY	15

Schedule of Investments (unaudited) January 31, 2018	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds

New York — 131.1%
Corporate — 4.3%
Build NYC Resource Corp., Refunding RB,
Pratt Paper, Inc. Project, AMT, 4.50%, 01/01/25(a)	$500	$556,070
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 03/01/24	500	592,985
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/26	1,000	1,074,880
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24(a)	500	500,305

		2,724,240
County/City/Special District/School District — 25.4%
City of Glen Cove New York, GO:
Series A, 5.00%, 01/01/25	195	221,399
Series A, 5.00%, 01/01/26	105	119,455
Refunding, 5.00%, 01/15/25	980	1,113,358
Refunding, 5.00%, 01/15/26	520	591,906
City of New York, GO, Sub-Series I-1:
5.50%, 04/01/19(b)	995	1,040,850
5.50%, 04/01/21	505	528,331
City of New York New York, GO, Refunding, Series E:
5.25%, 08/01/22	2,000	2,288,420
5.00%, 08/01/30	1,250	1,414,138
City of New York New York, GO:
Sub-Series A-1, 5.00%, 08/01/33	700	794,752
Sub-Series I-1, 5.13%, 04/01/25	750	780,885
City of New York New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 01/01/31	1,000	1,002,840
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 07/01/22	850	940,517
Haverstraw-Stony Point Central School District, GO, Refunding, (AGM), 5.00%, 10/15/33	300	340,815
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	615	688,203
5.75%, 02/15/47	385	422,780
New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	20	23,043
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,105,750
State of New York Dormitory Authority, RB:
Haverstraw King’s Daughters Public Library, 5.00%, 07/01/26	1,015	1,120,286
Municipal Health Facilities Lease, Sub-Series 2-4, 5.00%, 01/15/27	600	601,932
State of New York Thruway Authority, Refunding RB, Series A-1, 5.00%, 04/01/19(b)	1,000	1,040,920

		16,180,580
Education — 32.9%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.00%, 10/01/20(b)	1,000	1,062,330
Build NYC Resource Corp., Refunding RB:
Ethical Culture Fieldston School Project, 5.00%, 06/01/30	385	437,214
Manhattan College Project, 5.00%, 08/01/30	700	808,696
New York Law School Project, 5.00%, 07/01/33	1,500	1,664,160
Packer Collegiate Institute Project, 5.00%, 06/01/35	250	279,012

Security	Par (000)	Value
Education (continued)
City of New York New York Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A, 5.00%, 07/01/32	$500	$577,165
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, The Charter School for Applied Technologies Project, Series A, 4.50%, 06/01/27	1,000	1,066,660
County of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing, 6.00%, 10/01/31	1,000	1,129,240
County of Monroe New York Industrial Development Corp., Refunding RB, Series A, 5.00%, 07/01/23(b)	1,000	1,162,110
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 5.00%, 03/01/20(b)	1,000	1,068,230
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 07/01/32	500	554,790
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 4.00%, 11/01/18	500	509,735
Convent of the Sacred Heart (AGM), 5.00%, 11/01/21	120	132,576
Fordham University, Series A, 5.25%, 07/01/21(b)	500	558,800
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/32	1,000	1,124,260
Mount Sinai School of Medicine, 5.50%, 07/01/19(b)	1,000	1,055,450
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 07/01/24	250	288,235
Touro College & University System Obligation Group, Series A, 4.13%, 01/01/30	1,000	1,021,750
State of New York Dormitory Authority, Refunding RB:
Fordham University, 5.00%, 07/01/29	375	431,910
Fordham University, 5.00%, 07/01/30	300	344,952
Pace University, Series A, 5.00%, 05/01/27	980	1,079,960
Series B, 5.00%, 07/01/31	1,500	1,729,275
State University Dormitory Facilities, Series A, 5.25%, 07/01/30	1,050	1,210,272
The Culinary Institute of America, 5.00%, 07/01/28	500	548,850
Troy Capital Resource Corp., Refunding RB, 5.00%, 08/01/32	1,000	1,129,130

		20,974,762
Health — 16.3%
Build NYC Resource Corp., Refunding RB, New York Methodist Hospital Project, 5.00%, 07/01/30	500	556,365
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.00%, 04/01/21	215	232,344
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.25%, 07/01/25	1,000	1,073,260
County of Monroe Industrial Development Corp., RB, Rochester General Hospital Project, 5.00%, 12/01/29	660	753,925
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/24	910	986,449
Remarketing, Series A, 5.00%, 11/01/30	580	622,282
Series B, 6.00%, 11/01/20(b)	205	228,731
Series B, 6.00%, 11/01/30	35	38,231
County of Westchester New York Local Development Corp., Refunding RB:
Kendal On Hudson Project, 4.00%, 01/01/23	250	273,165
Kendal On Hudson Project, 5.00%, 01/01/28	875	959,411
Westchester Medical Center, 5.00%, 11/01/34	500	546,930
State of New York Dormitory Authority, RB, Series A(b):
New York State Association for Retarded Children, Inc., 5.30%, 07/01/19	450	473,697
New York University Hospitals Center, 5.00%, 07/01/20	1,000	1,078,940

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
State of New York Dormitory Authority, Refunding RB:
Mount Sinai Hospital Series A, 4.25%, 07/01/23	$250	$264,060
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	500	551,400
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/32	1,270	1,441,666
Orange Regional Medical Center, 5.00%, 12/01/27(a)	100	112,017
Orange Regional Medical Center, 5.00%, 12/01/28(a)	200	223,190

		10,416,063
Housing — 3.2%
City of New York New York Housing Development Corp., RB, M/F Housing:
Series B1, 5.25%, 07/01/30	500	561,930
Series H-2-A, Remarketing, AMT, 5.00%, 11/01/30	780	783,541
Yonkers New York Industrial Development Agency, RB, Sacred Heart Association Project, Series A, AMT (SONYMA), 4.80%, 10/01/26	690	691,912

		2,037,383
State — 9.3%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2009, Series S-3, 5.00%, 01/15/23	575	594,464
Fiscal 2015, Series S-1, 5.00%, 07/15/37	1,140	1,305,186
State of New York Dormitory Authority, RB:
5.00%, 03/15/30	500	592,115
Series A, 5.00%, 03/15/32	1,000	1,148,970
State of New York Urban Development Corp., Refunding RB, Personal Income Tax, Series A, 5.00%, 03/15/35	1,990	2,288,778

		5,929,513
Tobacco — 1.3%
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 05/15/34	500	563,380
New York Counties Tobacco Trust, Refunding RB, Tobacco Settlement Pass-Through, 5.00%, 06/01/30	265	296,747

		860,127
Transportation — 30.0%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/21(b)	1,000	1,122,440
Series A-1, 5.25%, 11/15/23(b)	500	591,955
Series B, 5.25%, 11/15/33	1,000	1,155,240
Series B (NPFGC), 5.25%, 11/15/19	860	916,296
Sub-Series B-1, 5.00%, 11/15/21(b)	460	516,322
Sub-Series B-4, 5.00%, 11/15/21(b)	300	336,732
Sub-Series D-1, 5.25%, 11/15/44	225	260,500
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Series C-1, 5.00%, 11/15/31	1,000	1,183,620
Series D, 5.00%, 11/15/32	500	590,345
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8, 5.00%, 12/01/20	1,000	1,054,970
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/21	2,000	2,216,840
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	500	504,310
Port Authority of New York & New Jersey, Refunding RB, AMT: 178th Series, 5.00%, 12/01/32	1,000	1,122,130
Consolidated, 152nd Series, 5.00%, 11/01/24	1,000	1,008,620
State of New York Thruway Authority, Refunding RB, General:
Series I, 5.00%, 01/01/37	660	729,973
Series K, 5.00%, 01/01/32	1,035	1,191,244
Triborough Bridge & Tunnel Authority, RB:
Series B, 5.00%, 11/15/31	2,005	2,337,509
Series B-3, 5.00%, 11/15/33	500	582,920

Security	Par (000)	Value
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB:
Series A, 5.00%, 01/01/22(b)	$500	$561,005
Sub-Series A, 5.00%, 11/15/24	1,000	1,149,750

		19,132,721
Utilities — 8.4%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series DD, 5.00%, 06/15/32	250	253,262
Long Island Power Authority, RB, Electric System, 5.00%, 09/01/32	1,000	1,161,820
Long Island Power Authority, Refunding RB, Electric System, Series A:
5.50%, 04/01/19(b)	500	523,335
5.00%, 09/01/34	1,000	1,126,880
State of New York Environmental Facilities Corp., Refunding RB, NYC Municipal Water Finance Authority Project, 2nd Resolution, Series B, 5.00%, 06/15/31	1,000	1,103,450
Utility Debt Securitization Authority, Refunding RB, New York Restructuring, Series E, 5.00%, 12/15/32	1,000	1,156,940

		5,325,687

Total Municipal Bonds — 131.1% (Cost — $80,064,818)		83,581,076

Municipal Bonds Transferred to Tender Option Bond Trusts(c)

New York — 26.6%
County/City/Special District/School District — 10.5%
City of New York New York, GO:
Sub-Series 1-I, 5.00%, 03/01/32	991	1,131,595
Sub-Series G-1, 5.00%, 04/01/29	750	833,779
Refunding Go, Series E, 5.00%, 08/01/19(b)	174	182,561
Refunding Go, Series E, 5.00%, 08/01/27	425	446,655
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	3,540	4,078,629

		6,673,219
State — 7.2%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	990	1,154,515
State of New York Dormitory Authority, Refunding RB, Series E, 5.25%, 03/15/33	1,500	1,770,840
State of New York Urban Development Corp., RB, Personal Income Tax, Series A-1, 5.00%, 03/15/32	1,499	1,689,334

		4,614,689
Transportation — 6.2%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/29	1,005	1,191,006
Metropolitan Transportation Authority, Refunding RB, Series B, 5.25%, 11/15/19(b)	749	798,816
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	750	827,246
Port Authority of New York & New Jersey, RB, 178th Series, AMT, 5.00%, 12/01/32	991	1,110,180

		3,927,248
Utilities — 2.7%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 06/15/32	1,560	1,715,345

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 26.6% (Cost — $16,230,071)		16,930,501

Total Long-Term Investments — 157.7% (Cost — $96,294,889)		100,511,577

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 1.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.59%(d)(e)	790,002	$790,081

Total Short-Term Securities — 1.2% (Cost — $790,041)		790,081

Total Investments — 158.9% (Cost — $97,084,930)		101,301,658
Other Assets Less Liabilities — 1.2%		775,386
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.9)%		(8,889,552)
VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (46.2)%		(29,457,662)

Net Assets Applicable to Common Shares — 100.0%		$63,729,830

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.
(d)	Annualized 7-day yield as of period end.

(e)	During the six months ended January 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	187,589	602,413	790,002	$790,081	$3,467	$73	$21

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	25	03/20/18	$3,039	$71,924
Long U.S. Treasury Bond	12	03/20/18	1,774	52,877
5-Year U.S. Treasury Note	17	03/29/18	1,950	27,230

				$152,031

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$—	$—	$152,031	$—	$152,031

(a)	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

For the six months ended January 31, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$82,073	$—	$82,073

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$155,131	$—	$155,131

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$6,438,160

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$100,511,577	$—	$100,511,577
Short-Term Securities	790,081	—	—	790,081

	$790,081	$100,511,577	$—	$101,301,658

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$152,031	$—	$—	$152,031

	$152,031	$—	$—	$152,031

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(8,859,171)	$—	$(8,859,171)
VRDP Shares at Liquidation Value	—	(29,600,000)	—	(29,600,000)

	$—	$(38,459,171)	$—	$(38,459,171)

During the six months ended January 31, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) January 31, 2018	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds

Arizona — 147.5%
Corporate — 18.4%
County of Maricopa Arizona Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 06/01/35	$4,350	$4,629,183
County of Pima Arizona IDA, RB, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	1,000	1,077,390
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 09/01/29	1,000	1,053,530
Salt Verde Financial Corp., RB, Senior:
5.50%, 12/01/29	2,000	2,421,420
5.00%, 12/01/37	2,500	2,977,150

		12,158,673
County/City/Special District/School District — 29.2%
City of Tucson Arizona, COP, (AGC), 5.00%, 07/01/19(a)	1,000	1,048,770
County of Maricopa Arizona School District No. 28 Kyrene Elementary, GO, School Improvement Project of 2010, Series B:
5.50%, 07/01/29	480	567,950
5.50%, 07/01/30	400	473,292
County of Maricopa Arizona Unified School District No. 11 Peoria, GO, (AGM), 5.00%, 07/01/35	1,250	1,406,200
County of Maricopa Arizona Unified School District No. 89 Dysart, GO, School Improvement Project of 2006, Series C, 6.00%, 07/01/28	1,000	1,019,190
County of Mohave Arizona Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 07/01/26	1,000	1,048,770
Gilbert Public Facilities Municipal Property Corp., RB, 5.50%, 07/01/19(a)	2,000	2,112,920
Greater Arizona Development Authority, RB, Santa Cruz County Jail, Series 2, 5.25%, 08/01/18(a)	1,155	1,177,130
Marana Municipal Property Corp., RB, Series A, 5.00%, 07/01/18(a)	2,000	2,030,580
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT, 5.00%, 07/01/38	3,600	3,897,036
Town of Buckeye Arizona, RB, 5.00%, 07/01/43	4,000	4,466,160

		19,247,998
Education — 36.1%
Arizona Board of Regents, COP, Refunding, University of Arizona, Series C, 5.00%, 06/01/30	2,595	2,876,506
Arizona IDA, Refunding RB, Series A(b):
Basis Schools, Inc. Projects, 5.13%, 07/01/37	500	525,600
Odyssey Preparatory Academy Project, 5.50%, 07/01/52	500	486,435
Arizona State University, RB, Series C(a):
6.00%, 07/01/18	970	988,614
6.00%, 07/01/18	350	356,717
6.00%, 07/01/18	425	433,156
6.00%, 07/01/18	400	407,676
Arizona State University, Refunding RB, 5.00%, 06/01/39	2,050	2,353,420
City of Phoenix Arizona IDA, RB:
Candeo School, Inc. Project, 6.63%, 07/01/33	500	561,490
Great Hearts Academies — Veritas Projects, 6.30%, 07/01/21(a)	500	574,705
Great Hearts Academies Projects, Series A, 5.00%, 07/01/44	2,000	2,130,720
Legacy Traditional Schools Projects, Series A, 6.75%, 07/01/44(b)	440	488,145
Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(b)	500	515,210
City of Phoenix Arizona IDA, Refunding RB:
Basis Schools, Inc. Projects, 5.00%, 07/01/45(b)	1,000	1,033,730

Security	Par (000)	Value
Education (continued)
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/46(b)	$1,500	$1,549,650
Great Hearts Academies Projects, 5.00%, 07/01/46	500	528,900
Legacy Traditional School Projects, 5.00%, 07/01/45(b)	500	513,055
County of Maricopa Arizona IDA, RB, Reid Traditional Schools Projects, 5.00%, 07/01/47	1,000	1,044,010
County of Maricopa Arizona IDA, Refunding RB, Paradise Schools Projects, 5.00%, 07/01/47(b)	1,000	1,024,800
Northern Arizona University, RB, Stimulus Plan for Economic and Educational Development, 5.00%, 08/01/38	3,000	3,300,390
Student & Academic Services LLC, RB, (BAM), 5.00%, 06/01/39	1,400	1,550,934
Town of Florence, Inc. Arizona, IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 07/01/43	500	531,220

		23,775,083
Health — 17.7%
Arizona Health Facilities Authority, RB, Catholic Healthcare West, Series B-2 (AGM), 5.00%, 03/01/41	500	529,785
Arizona Health Facilities Authority, Refunding RB, Series A:
Phoenix Children’s Hospital, 5.00%, 02/01/42	1,000	1,060,100
Scottsdale Lincoln Hospitals Project, 5.00%, 12/01/42	1,750	1,972,705
City of Tempe Arizona IDA, Refunding RB, Friendship Village of Tempe, Series A, 6.25%, 12/01/42	500	532,425
County of Maricopa Arizona IDA, RB, Catholic Healthcare West, Series A, 6.00%, 07/01/39	170	178,942
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A:
5.00%, 01/01/38	1,320	1,492,036
4.00%, 01/01/41	3,000	3,101,760
County of Yavapai Arizona IDA, Refunding RB, Northern Arizona Healthcare System, 5.25%, 10/01/26	1,000	1,099,180
University Medical Center Corp., RB, 6.50%, 07/01/19(a)	500	534,105
University Medical Center Corp., Refunding RB, 6.00%, 07/01/21(a)	1,000	1,137,730

		11,638,768
State — 13.9%
Arizona Department of Transportation State Highway Fund, RB, Series B, 5.00%, 07/01/18(a)	4,000	4,061,160
Arizona School Facilities Board, COP(a):
5.13%, 09/01/18	1,000	1,021,570
5.75%, 09/01/18	2,000	2,050,340
State of Arizona, RB, Lottery Revenue, Series A (AGM), 5.00%, 07/01/29	1,930	2,041,901

		9,174,971
Transportation — 4.4%
City of Phoenix Arizona Civic Improvement Corp., RB, Senior Lien, Series A, AMT, 5.00%, 07/01/18(a)	1,000	1,014,870
City of Phoenix Arizona Civic Improvement Corp., Refunding RB:
Junior Lien, Series A, 5.00%, 07/01/20(a)	1,000	1,079,440
Senior Lien, AMT, 5.00%, 07/01/32	700	779,828

		2,874,138
Utilities — 27.8%
City of Lake Havasu City Arizona Wastewater System Revenue, RB, Series B (AGM), 5.00%, 07/01/40	3,500	3,910,340
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 07/01/22	2,000	2,034,020
City of Phoenix Civic Improvement Corp., ARB, AMT, Series A, 5.00%, 07/01/42	3,000	3,386,400
City of Phoenix Civic Improvement Corp., RB, Series B (BHAC), 5.50%, 07/01/41	100	131,207
County of Pinal Arizona, RB, Electric District No. 4, 6.00%, 12/01/18(a)	2,000	2,075,480

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities (continued)
County of Pinal Arizona, Refunding RB, Electric District No. 3, 5.25%, 07/01/21(a)	$2,500	$2,795,750
County of Pinal Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 06/01/26	500	505,435
Salt River Project Agricultural Improvement & Power District Refunding RB:
Salt River Project Electric System, 5.00%, 01/01/36	1,000	1,182,630
Series A, 5.00%, 12/01/41	2,000	2,285,420

		18,306,682

Total Municipal Bonds in Arizona		97,176,313

Puerto Rico — 1.4%
Tobacco — 1.4%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	1,000	913,970

Total Municipal Bonds — 148.9% (Cost — $93,612,012)		98,090,283

Municipal Bonds Transferred to Tender Option Bond Trusts(c)

Arizona — 9.8%
Utilities — 9.8%
City of Mesa Arizona Utility System Revenue, RB, Utility System, 5.00%, 07/01/35	3,000	3,286,920
City of Phoenix Civic Improvement Corp, Refunding RB, Water System, Junior Lien, Series A, 5.00%, 07/01/19(a)	3,000	3,146,250

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 9.8% (Cost — $6,032,324)		6,433,170

Total Long-Term Investments — 158.7% (Cost — $99,644,336)		104,523,453

Security	Shares	Value
Short-Term Securities — 0.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.59%(d)(e)	359,008	$359,044

Total Short-Term Securities — 0.6% (Cost — $359,013)		359,044

Total Investments — 159.3% (Cost — $100,003,349)		104,882,497
Other Assets Less Liabilities — 1.7%		1,129,455
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.6)%		(3,003,519)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (56.4)%		(37,148,838)

Net Assets Applicable to Common Shares — 100.0%		$65,859,595

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.
(d)	Annualized 7-day yield as of period end.

(e)	During the six months ended January 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	969,095	(610,087)	359,008	$359,044	$3,107	$210	$(140)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	9	03/20/18	$1,094,203	$26,776
Long U.S. Treasury Bond	19	03/20/18	2,808,437	93,030
5-Year U.S. Treasury Note	5	03/29/18	573,555	8,122

				$127,928

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$—	$—	$127,928	$—	$127,928

(a)	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$20,453	$—	$20,453

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$135,302	$—	$135,302

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$4,725,754

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$104,523,453	$—	$104,523,453
Short-Term Securities	359,044	—	—	359,044

	$359,044	$104,523,453	$—	$104,882,497

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$127,928	$—	$—	$127,928

	$127,928	$—	$—	$127,928

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(3,000,000)	$—	$(3,000,000)
VRDP Shares at Liquidation Value	—	(37,300,000)	—	(37,300,000)

	$—	$(40,300,000)	$—	$(40,300,000)

During the six months ended January 31, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) January 31, 2018	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds

California — 84.7%
Corporate — 1.3%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series D, 5.88%, 01/01/34	$4,000	$4,232,320

County/City/Special District/School District — 25.8%
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,008,180
City of Los Angeles California Municipal Improvement Corp., RB, Real Property, Series E, 6.00%, 09/01/19(a)	2,660	2,849,711
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 05/01/36	1,520	1,738,607
6.50%, 05/01/42	1,860	2,127,505
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Proposition C, Sales Tax Revenue, Series A, 5.00%, 07/01/42	4,000	4,680,400
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	5,000	5,809,850
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(a)	2,440	2,761,421
County of Santa Clara California Financing Authority, Refunding LRB, Series L, 5.25%, 05/15/18(a)	16,000	16,180,480
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 08/01/40	5,500	6,272,365
Oak Grove School District, GO, Election of 2008, Series A, 5.50%, 08/01/33	880	931,788
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 08/01/21(a)	7,135	8,025,091
Orange County Sanitation District, Refunding RB, Series A, 5.00%, 02/01/36	3,000	3,486,300
Pico Rivera Public Financing Authority, RB, 5.75%, 09/01/19(a)	5,300	5,653,033
Riverside Community Properties Development, Inc., RB, Riverside County Law Building Project, 6.00%, 10/15/23(a)	5,000	6,118,000
Riverside County Transportation Commission, Refunding RB, Series A, 5.00%, 06/01/39	5,580	6,521,737
San Leandro Unified School District, GO, Election of 2016, Series A (BAM), 5.25%, 08/01/42	2,655	3,145,511
San Marcos Schools Financing Authority, Refunding RB, (AGM), 5.25%, 08/15/40	750	896,603
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/38	1,625	1,921,026
West Contra Costa California Unified School District, GO, Election of 2012, Series A, 5.50%, 08/01/39	2,500	2,923,550

		84,051,158
Education — 4.8%
California Educational Facilities Authority, Refunding RB:
Pitzer College, 6.00%, 04/01/20(a)	2,500	2,736,900
San Francisco University, 6.13%, 10/01/21(a)	855	989,474
San Francisco University, 6.13%, 10/01/36	890	1,024,835
California Municipal Finance Authority, RB, Emerson College, 6.00%, 01/01/22(a)	2,750	3,197,013
California School Finance Authority, RB:
Alliance College-Ready Public Schools — 2023 Union LLC Project, Series A, 6.00%, 07/01/33	1,500	1,688,130
Alliance College-Ready Public Schools — 2023 Union LLC Project, Series A, 6.30%, 07/01/43	3,000	3,380,970
Value Schools, 6.65%, 07/01/33	595	674,105
Value Schools, 6.90%, 07/01/43	1,330	1,469,451

Security	Par (000)	Value
Education (continued)
University of California, RB, Series AV, 5.25%, 05/15/47	$500	$589,680

		15,750,558
Health — 11.8%
California Health Facilities Financing Authority, RB: Children’s Hospital, Series A, 5.25%, 11/01/41	9,700	10,721,216
Sutter Health, Series B, 6.00%, 08/15/42	7,530	8,273,136
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 07/01/19(a)	10,000	10,634,300
California Statewide Communities Development Authority, RB, Sutter Health, Series A, 6.00%, 08/15/42	8,110	8,910,376

		38,539,028
Housing — 1.1%
County of Santa Clara California Housing Authority, RB, John Burns Gardens Apartments Project, Series A, AMT, 6.00%, 08/01/41	3,500	3,508,540

State — 5.8%
State of California Public Works Board, LRB:
Department of Developmental Services, Poterville, Series C, 6.25%, 04/01/19(a)	1,610	1,701,335
Department of Education, Riverside Campus Project, Series B, 6.50%, 04/01/19(a)	10,000	10,596,100
Various Capital Projects, Series I, 5.50%, 11/01/33	1,510	1,760,721
Various Capital Projects, Sub- Series I-1, 6.38%, 11/01/19(a)	4,400	4,777,212

		18,835,368
Tobacco — 7.8%
County of California Tobacco Securitization Agency, Refunding RB, Asset-Backed, Merced County, Series A, 5.25%, 06/01/45	775	776,046
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed:
Convertible CAB, Series A-2, 5.30%, 06/01/37	750	757,612
Senior Series A-1, 5.75%, 06/01/47	16,305	16,460,224
Series A, 5.00%, 06/01/40	3,235	3,708,183
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 06/01/37	3,000	3,008,700
5.13%, 06/01/46	605	606,047

		25,316,812
Transportation — 18.6%
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 05/01/39	5,215	5,501,095
City & County of San Francisco California Airports Commission, Refunding ARB:
2nd Series A, AMT, 5.25%, 05/01/33	1,440	1,629,014
San Francisco International Airport, 5.00%, 05/01/46	8,035	9,156,927
San Francisco International Airport, Series A, AMT, 5.00%, 05/01/41	2,400	2,705,304
Series A, AMT, 5.00%, 05/01/42	6,000	6,812,040
City & County of San Francisco California Port Commission, RB, Series A, 5.13%, 03/01/40	5,075	5,370,923
City of Long Beach California Harbor Revenue, ARB, Green Bonds, Series B, AMT, 5.00%, 05/15/43	1,690	1,929,710
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, Sub- Series A, AMT, 5.00%, 05/15/42	3,520	3,972,355
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 05/15/39	3,605	3,772,705

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
City of San Jose California, ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT (AGM):
5.50%, 03/01/30	$1,000	$1,096,180
5.75%, 03/01/34	1,000	1,109,260
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/36	1,000	1,143,390
Series A, 5.00%, 03/01/37	1,000	1,140,850
Series A-1, 6.25%, 03/01/34	1,400	1,582,700
County of Sacramento California, Refunding ARB, Senior Series A, 5.00%, 07/01/41	8,280	9,470,001
County of Sacramento California, ARB:
PFC/Grant, Sub-Series D, 6.00%, 07/01/35	3,000	3,056,070
Senior Series B, 5.75%, 07/01/39	900	916,200
County of San Diego Regional Airport Authority, ARB, Subordinate, Series B, AMT, 5.00%, 07/01/42	250	284,795

		60,649,519
Utilities — 7.7%
City of Los Angeles California Department of Water & Power, Refunding RB, Water System, Series A, 5.25%, 07/01/39	4,000	4,418,800
City of Petaluma California Wastewater, Refunding RB, 6.00%, 05/01/21(a)	2,645	3,010,856
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 02/01/21(a)	2,420	2,731,163
Eastern Municipal Water District, Refunding RB, Series A, 5.00%, 07/01/42	5,000	5,766,750
Los Angeles Department of Water & Power System Revenue, RB, Series B, 5.00%, 07/01/38	4,000	4,611,480
Oceanside Public Financing Authority, Refunding RB, Series A:
5.25%, 05/01/30	1,245	1,449,616
5.25%, 05/01/33	2,810	3,250,552

		25,239,217

Total Municipal Bonds in California		276,122,520

Puerto Rico — 0.8%
Tobacco — 0.8%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	1,970	1,812,381
5.63%, 05/15/43	795	726,606

Total Municipal Bonds in Puerto Rico		2,538,987

Total Municipal Bonds — 85.5% (Cost — $263,032,941)		278,661,507

Municipal Bonds Transferred to Tender Option Bond Trusts(b)

California — 82.7%
County/City/Special District/School District — 40.4%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/41	11,000	12,558,040
City of Los Angeles California, Refunding RB, Series A, 5.00%, 06/01/39(a)	9,870	10,339,467
County of Los Angeles California Public Works Financing Authority, Refunding RB, Series A:
5.00%, 12/01/39	17,850	20,331,953
5.00%, 12/01/44	14,095	16,017,106
Los Angeles Community College District California, GO(a):
Election of 2001, Series E-1, 5.00%, 08/01/33	14,850	15,103,490
Election of 2008, Series C, 5.25%, 08/01/39(c)	9,682	10,551,747
Refunding Election of 2008, Series A, 6.00%, 08/01/33	3,828	4,087,954

Security	Par (000)	Value
County/City/Special District/School District (continued)
Palomar Community College Distric, GO, Election of 2006, Series C, 5.00%, 08/01/44	$15,140	$17,211,909
San Diego Community College District California, GO, Election of 2002, 5.25%, 08/01/33(a)	7,732	8,166,902
San Marcos Unified School District, GO, Election of 2010, Series A, 5.00%, 08/01/38(a)	15,520	17,277,795

		131,646,363
Education — 19.0%
California State University, Refunding RB, Series A:
5.00%, 11/01/43	5,001	5,744,523
Systemwide, 4.00%, 11/01/35	12,250	12,964,053
University of California, RB, Series AM, 5.25%, 05/15/44	11,950	13,870,245
University of California, Refunding RB:
Series AR, 5.00%, 05/15/38	4,000	4,627,360
Series I, 5.00%, 05/15/40	21,875	24,879,332

		62,085,513
Health — 12.7%
California Statewide Communities Development Authority, Refunding RB, Cottage Health System Obligation, 5.00%, 11/01/43	26,870	29,817,370
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 05/15/47	10,280	11,608,999

		41,426,369
State — 3.6%
State of California, GO, Refunding, Various Purposes, 5.00%, 09/01/35	10,115	11,751,454

Transportation — 5.5%
City of Los Angeles California Department of Airports, ARB, Series A, AMT, 5.00%, 05/15/45	10,045	11,196,976
County of San Diego Regional Transportation Commission, Refunding RB, Series A, 5.00%, 04/01/48	5,750	6,630,986

		17,827,962
Utilities — 1.5%
Eastern Municipal Water District, COP, Series H, 5.00%, 07/01/33(a)	4,748	4,818,615

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 82.7% (Cost — $264,300,483)		269,556,276

Total Long-Term Investments — 168.2% (Cost — $527,333,424)		548,217,783

	Shares
Short-Term Securities — 0.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.59%(d)(e)	1,224,878	1,225,000

Total Short-Term Securities — 0.4% (Cost — $1,225,000)		1,225,000

Total Investments — 168.6% (Cost — $528,558,424)		549,442,783
Other Assets Less Liabilities — 1.5%		5,059,263
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (37.7)%		(122,924,182)
VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (32.4)%		(105,694,331)

Net Assets Applicable to Common Shares — 100.0%		$325,883,533

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield California Fund, Inc. (MYC)

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.
(c)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on August 1, 2018, is $5,101,199. See Note 4 of the Notes to Financial Statements for details.
(d)	Annualized 7-day yield as of period end.

(e)	During the six months ended January 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,010,794	214,084	1,224,878	$1,225,000	$5,145	$(95)	$(37)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	81	03/20/18	$9,848	$190,933
Long U.S. Treasury Bond	80	03/20/18	11,825	394,916
5-Year U.S. Treasury Note	17	03/29/18	1,950	23,354

				$609,203

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$—	$—	$609,203	$—	$609,203

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$186,630	$—	$186,630

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$664,291	$—	$664,291

26	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield California Fund, Inc. (MYC)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$22,897,926

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$548,217,783	$—	$548,217,783
Short-Term Securities	1,225,000	—	—	1,225,000

	$1,225,000	$548,217,783	$—	$549,442,783

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$609,203	$—	$—	$609,203

	$609,203	$—	$—	$609,203

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(122,500,632)	$—	$(122,500,632)
VRDP Shares at Liquidation Value	—	(105,900,000)	—	(105,900,000)

	$—	$(228,400,632)	$—	$(228,400,632)

During the six months ended January 31, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (unaudited) January 31, 2018	BlackRock MuniYield Investment Fund (MYF) (Percentages based on Net Assets)

Security	Par (000)	Value
Municipal Bonds

Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$545	$605,669

Arizona — 1.4%
Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.38%, 07/01/50(a)	1,645	1,736,577
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	1,070	1,102,550

		2,839,127
California — 11.8%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/42	1,645	1,807,345
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 07/01/19(b)	710	755,035
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	145	160,954
California Statewide Communities Development Authority, RB, Series A(a):
Lancer Educational student Housing Project, 5.00%, 06/01/46	1,680	1,777,188
Loma Linda University Medical Center, 5.00%, 12/01/46	290	309,082
California Statewide Communities Development Authority, Refunding RB, Lancer Educational student Housing Project, Series A, 5.00%, 06/01/36(a)	1,360	1,445,571
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 05/01/28	1,065	1,230,799
5.25%, 05/01/33	830	938,946
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 5.50%, 03/01/30	1,500	1,655,115
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior Series A-1, 5.75%, 06/01/47	255	257,428
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	1,620	1,924,398
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(b)	2,905	3,408,117
5.25%, 05/15/38	825	942,365
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 02/01/19(b)	1,310	1,362,859
State of California, GO, Various Purposes, 6.00%, 03/01/33	2,535	2,766,141
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	1,000	1,171,320
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	835	959,056
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	625	736,800

		23,608,519
Colorado — 1.3%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	345	353,511
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,149,600
5.50%, 11/15/30	330	377,084
5.50%, 11/15/31	400	455,928
Colorado Health Facilities Authority, Refunding RB, Frasier Meadows Retirement Community Project, Series A, 5.25%, 05/15/37	290	320,001

		2,656,124

Security	Par (000)	Value
Delaware — 0.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	$500	$527,950

District of Columbia — 0.1%
District of Columbia, Refunding RB, Georgetown University Issue, 5.00%, 04/01/42	190	215,034

Florida — 7.6%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	675	774,360
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	985	1,094,010
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,995	2,281,981
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,000	2,194,840
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	145	147,395
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 09/01/40	135	136,204
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	1,170	1,326,078
Series B, AMT, 6.25%, 10/01/38	525	620,744
Series B, AMT, 6.00%, 10/01/42	700	817,740
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,440	2,680,925
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 08/01/41	1,000	1,100,270
Lakewood Ranch Stewardship District, Special Assessment Bonds, Lakewood National & Polo Run Projects:
5.25%, 05/01/37	240	254,782
5.38%, 05/01/47	260	275,421
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	1,200	1,374,660

		15,079,410
Hawaii — 0.6%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 08/01/25	485	549,907
5.25%, 08/01/26	525	592,111

		1,142,018
Illinois — 16.7%
Chicago Board of Education, GO, Series H, 5.00%, 12/01/36	295	302,584
Chicago Board of Education, GO, Refunding, Dedicated Revenues:
Series D, 5.00%, 12/01/25	530	565,669
Series F, 5.00%, 12/01/22	400	424,788
Series G, 5.00%, 12/01/34	290	298,842
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	1,000	1,097,390
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 01/01/21(b)	6,065	6,900,272
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	1,000	1,089,500
5.25%, 12/01/40	1,000	1,088,370
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,000	1,066,020
5.25%, 12/01/43	1,500	1,564,065

28	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Investment Fund (MYF) (Percentages based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 08/15/41	$4,000	$4,475,560
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.38%, 11/01/19(b)	1,200	1,279,008
Northwestern Memorial Hospital, Series A, 6.00%, 08/15/19(b)	4,160	4,445,834
Presence Health Network, Series C, 4.00%, 02/15/41	910	906,751
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project Bonds:
Series A, 0.00%, 12/15/56(c)	2,965	431,704
Series A, 5.00%, 06/15/57	810	872,734
Series B, 0.00%, 12/15/54(c)	4,450	723,481
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	1,370	1,537,373
6.00%, 06/01/21	390	443,933
State of Illinois, GO:
5.25%, 02/01/32	2,200	2,316,578
5.50%, 07/01/33	1,000	1,059,850
5.50%, 07/01/38	415	438,809

		33,329,115
Indiana — 4.4%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 6.75%, 01/01/34	1,350	1,594,350
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(a):
6.63%, 01/15/34	170	178,833
6.75%, 01/15/43	355	371,969
6.88%, 01/15/52	515	540,750
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 03/01/32	700	718,235
Indiana Municipal Power Agency, RB, Series B, 6.00%, 01/01/19(b)	4,525	4,714,145
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 01/15/51(a)	720	749,081

		8,867,363
Iowa — 1.1%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.50%, 12/01/22	5	5,087
5.25%, 12/01/25	865	914,236
5.25%, 12/01/50(d)	1,255	1,255,000

		2,174,323
Kansas — 2.1%
City of Lenexa Kansas, Refunding RB, Lakeview Village, Inc., Series A, 5.00%, 05/15/43	655	675,076
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.50%, 11/15/29	3,275	3,479,785

		4,154,861
Louisiana — 2.3%
Lake Charles Louisiana Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 01/01/29	1,500	1,709,640
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,420	1,580,645
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	1,195	1,249,683

		4,539,968
Maine — 0.4%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 07/01/32	765	859,217

Security	Par (000)	Value
Maryland — 0.4%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park, Series A, 4.50%, 09/01/33	$185	$192,596
City of Baltimore Maryland, Tax Allocation Bonds, Center/West Development, Series A, 5.38%, 06/01/36	585	596,162
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	20	22,697

		811,455
Massachusetts — 2.4%
Massachusetts HFA, Refunding RB, AMT:
Series B, 5.50%, 06/01/41	975	986,983
Series C, 5.35%, 12/01/42	1,105	1,135,686
Series F, 5.70%, 06/01/40	1,645	1,671,846
Massachusetts Housing Finance Agency, RB, Series D, 3.95%, 12/01/52	950	921,937

		4,716,452
Michigan — 2.7%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	1,805	2,011,799
Michigan State Building Authority, Refunding RB, Facilities Program Series:
6.00%, 10/15/18(b)	760	783,856
6.00%, 10/15/18(b)	450	464,126
6.00%, 10/15/38	40	41,244
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 09/01/18(b)	1,970	2,047,953

		5,348,978
Montana — 0.1%
City of Kalispell Montana, Refunding RB, Immanuel Lutheran Corporation Project, Series A, 5.25%, 05/15/37	170	179,051

Nevada — 3.3%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(b)	2,850	2,998,371
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 07/01/42	3,375	3,641,254

		6,639,625
New Hampshire — 0.5%
New Hampshire Housing Finance Authority, RB, Cimarron, Whittier Falls & Marshall (FHA), 4.00%, 07/01/52	1,000	970,830

New Jersey — 5.4%
New Jersey EDA, RB, Private Activity Bond, Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 01/01/31	900	1,008,765
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	2,250	2,376,382
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	2,670	2,750,207
Series AA, 5.50%, 06/15/39	2,475	2,655,130
South Jersey Port Corp., RB, Marine Terminal, Series B, AMT, 5.00%, 01/01/42	230	246,135
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 06/01/41	1,690	1,665,850

		10,702,469
New York — 1.7%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass- Through Turbo, Series A, 6.25%, 06/01/41(a)	1,100	1,136,399
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,650	1,768,157

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Investment Fund (MYF) (Percentages based on Net Assets)

Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	$475	$521,797

		3,426,353
Ohio — 2.8%
Allen County OH Hospital Facilities Revenue, Refunding RB, Series A, 4.00%, 08/01/38	900	919,368
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(b)	3,115	3,371,769
County of Franklin Ohio, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	90	101,657
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	1,000	1,139,010

		5,531,804
Oklahoma — 0.3%
County of Tulsa Oklahoma Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/37	450	512,100

Pennsylvania — 4.3%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(a)	585	623,756
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 04/01/39	1,075	1,128,309
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	1,000	1,057,560
Pennsylvania Housing Finance Agency, RB, ACE, Series 125B, AMT, 3.70%, 10/01/47	1,170	1,135,041
Pennsylvania Turnpike Commission, RB, Series A(b):
5.63%, 12/01/20	1,470	1,621,881
5.63%, 12/01/20	545	601,309
State Public School Building Authority, Refunding RB, Fluvanna County School Philadelphia, 5.00%, 06/01/36	625	674,456
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	1,500	1,682,325

		8,524,637
Puerto Rico — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	1,200	1,103,988
5.63%, 05/15/43	1,145	1,046,496

		2,150,484
Rhode Island — 2.3%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	525	571,258
Series B, 4.50%, 06/01/45	3,950	4,003,957

		4,575,215
South Carolina — 4.7%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	2,505	2,911,937
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 07/01/38	1,955	2,252,336
5.50%, 07/01/41	1,000	1,125,640
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	1,280	1,422,477
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	1,500	1,675,095

		9,387,485

Security	Par (000)	Value
Texas — 7.4%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien(b):
5.75%, 01/01/21	$1,000	$1,113,440
6.00%, 01/01/21	2,600	2,913,326
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 08/15/20(b)	3,515	3,895,077
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	1,365	1,456,127
Series H, 5.00%, 11/01/37	1,535	1,670,249
North Texas Tollway Authority, Refunding RB, 1st Tier, Series K-1 (AGC), 5.75%, 01/01/19(b)	1,000	1,039,070
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	710	804,352
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,700	1,849,107

		14,740,748
Utah — 0.3%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	595	670,107

Virginia — 3.5%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	560	616,711
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health(b):
5.50%, 05/15/19	610	640,787
5.50%, 05/15/19	1,135	1,193,782
State of Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18(b)	800	833,488
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	1,395	1,351,308
Virginia Small Business Financing Authority, RB, AMT:
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	1,715	1,936,012
Transform 66 P3 Project, 5.00%, 12/31/52	315	347,549

		6,919,637
Wisconsin — 1.1%
Public Finance Authority, Refunding RB, Mery’s Wood at Marylhurst Projects, 5.25%, 05/15/52(a)	1,015	1,093,754
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	1,085	1,111,539

		2,205,293

Total Municipal Bonds — 94.7% (Cost — $175,769,503)		188,611,421

Municipal Bonds Transferred to Tender Option Bond Trusts — 73.9%(e)

Alabama — 0.6%
Auburn University, Refunding RB, Series A, 4.00%, 06/01/41	1,080	1,125,830

California — 22.5%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area:
4.00%, 04/01/42	1,998	2,098,847
Series F-1, 5.63%, 04/01/19(b)	2,681	2,812,131
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18(b)(f)	4,200	4,308,080
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 08/01/20(b)	6,000	6,502,350

30	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Investment Fund (MYF) (Percentages based on Net Assets)

Security	Par (000)	Value
California (continued)
Los Angeles Community College District California, GO, Election of 2008(b):
Series C, 5.25%, 08/01/20(f)	$5,251	$5,722,797
Refunding Series A, 6.00%, 08/01/19	7,696	8,218,603
Los Angeles Unified School District California, GO, Series I, 5.00%, 01/01/34	790	826,292
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/47	1,980	2,272,733
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 08/01/19(b)	8,412	8,911,064
University of California, RB, Series O, 5.75%, 05/15/19(b)	3,001	3,166,417

		44,839,314
Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(f)	2,149	2,236,108

District of Columbia — 3.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30(f)	2,804	2,998,103
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/18(b)	3,507	3,601,550

		6,599,653
Florida — 2.9%
County of Hillsborough Florida Aviation Authority, ARB, Tampa International Airport, Series A, AMT (AGC), 5.50%, 10/01/38	3,869	3,960,949
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida, 5.00%, 08/15/47	1,575	1,770,568

		5,731,517

Illinois — 2.7%
Education — 2.7%
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 07/01/18(b)	5,300	5,408,306

Nevada — 8.9%
County of Clark Nevada Water Reclamation District, GO(b):
Limited Tax, 6.00%, 07/01/18	5,000	5,097,025
Series B, 5.50%, 07/01/19	5,668	5,981,912
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 06/01/28	6,070	6,674,208

		17,753,145
New Hampshire — 1.1%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 06/01/19(b)(f)	2,159	2,265,296

New Jersey — 3.6%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,130	2,176,489
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC) (AGM), 5.00%, 12/15/32	4,000	4,008,720
Series B, 5.25%, 06/15/36(f)	1,000	1,056,346

		7,241,555
New York — 16.6%
City of New York New York Municipal Water Finance Authority, Refunding RB:
Series FF, 5.00%, 06/15/45	3,859	4,278,162
Water & Sewer System, 2nd General Resolution, Series BB, 5.25%, 06/15/44	4,408	4,944,639
Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	2,505	2,635,886

Security	Par (000)	Value
New York (continued)
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	$2,499	$2,585,818
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(f)	1,290	1,414,023
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	3,000	3,442,643
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,365	4,851,022
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(f)	2,560	2,883,839
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 03/15/19(b)	5,700	5,939,343

		32,975,375
Pennsylvania — 0.9%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,514	1,753,670

South Carolina — 1.7%
South Carolina Public Service Authority, Refunding RB, Series A(b):
5.50%, 01/01/19(f)	258	267,655
5.50%, 01/01/19	2,986	3,094,845

		3,362,500
Texas — 6.9%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 02/01/19(b)(f)	3,989	4,135,858
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	5,400	5,708,340
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 09/01/21(b)	3,480	3,911,242

		13,755,440
Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/41	1,994	2,082,971

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 73.9% (Cost — $140,557,904)		147,130,680

Total Long-Term Investments — 168.6% (Cost — $316,327,407)		335,742,101

	Shares
Short-Term Securities — 0.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.59%(g)(h)	454,810	454,855

Total Short-Term Securities — 0.2% (Cost — $454,855)		454,855

Total Investments — 168.8% (Cost — $316,782,262)		336,196,956
Other Assets Less Liabilities — 1.9%		4,083,820
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (41.0)%		(81,896,483)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (29.7)%		(59,230,443)

Net Assets Applicable to Common Shares — 100.0%		$199,153,850

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Investment Fund (MYF)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.
(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement(s), which expires May 7, 2018 to April 1, 2025 is $19,649,357. See Note 4 of the Notes to Financial Statements for details.
(g)	Annualized 7-day yield as of period end.

(h)	During the six months ended January 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,140,114	(685,304)	454,810	$454,855	$3,421	$71	$(69)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub- classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	14	03/20/18	$1,702	$35,787
Long U.S. Treasury Bond	40	03/20/18	5,913	165,802
5-Year U.S. Treasury Note	39	03/29/18	4,474	62,372

				$263,961

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$—	$—	$263,961	$—	$263,961

(a)	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

32	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Investment Fund (MYF)

For the six months ended January 31, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$120,887	$—	$120,887

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$278,710	$—	$278,710

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$12,558,473

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:(a)
Long-Term Investments	$—	$335,742,101	$—	$335,742,101
Short-Term Securities	454,855	—	—	454,855

Total	$454,855	$335,742,101	$—	$336,196,956

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$263,961	$—	$—	$263,961

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(81,638,265)	$—	$(81,638,265)
VRDP Shares at Liquidation Value	—	(59,400,000)	—	(59,400,000)

	$—	$(141,038,265)	$—	$(141,038,265)

During the six months ended January 31, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (unaudited) January 31, 2018	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds

New Jersey — 124.8%
Corporate — 11.7%
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 06/01/29	$4,550	$4,794,836
New Jersey EDA, RB:
Continental Airlines, Inc. Project, Series A, AMT, 5.63%, 11/15/30	1,730	1,964,450
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	485	550,727
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/25(a)	215	259,957
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/25	1,785	2,032,347
Provident Group-Kean Properties, Series A, 5.00%, 07/01/47	440	471,680
New Jersey EDA, Refunding RB:
Duke Farms Foundation Project, 4.00%, 07/01/46	1,330	1,407,685
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	7,900	8,343,743
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	2,430	2,589,675
Sub Series A, 5.00%, 07/01/33	1,050	1,133,370
Sub Series A, 4.00%, 07/01/34	1,270	1,265,415
Teaneck Community Charter School Project, Series A, 4.25%, 09/01/27(b)	210	206,907
Teaneck Community Charter School Project, Series A, 5.00%, 09/01/37(b)	450	444,447
Teaneck Community Charter School Project, Series A, 5.13%, 09/01/52(b)	1,000	964,670

		26,429,909
County/City/Special District/School District — 17.6%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	2,280	2,427,197
5.25%, 11/01/44	5,600	5,935,272
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement, (BAM):
5.00%, 07/01/33	925	1,038,239
5.00%, 07/01/35	1,435	1,605,091
City of Margate New Jersey, GO, Refunding, Improvement(c):
5.00%, 01/15/21	1,200	1,313,928
5.00%, 01/15/21	845	925,224
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM), 5.00%, 07/01/33	755	756,404
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(b)	3,765	3,781,754
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	2,700	3,382,128
5.50%, 10/01/29	5,085	6,419,762
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 01/01/44	4,800	4,957,872
County of Mercer New Jersey Improvement Authority, RB, Courthouse Annex Project, 5.00%, 09/01/40	1,470	1,646,826
County of Middlesex New Jersey, COP, Refunding, Civic Square IV Redevelopment, 5.00%, 10/15/31	1,400	1,684,158
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 05/01/42	1,400	1,544,900

Security	Par (000)	Value
County/City/Special District/School District (continued)
County of Union New Jersey Utilities Authority, Refunding RB, Resources Recovery Facility, Covanta Union, Inc., AMT, Series A, 5.25%, 12/01/31	$670	$745,174
Monroe Township Board of Education Middlesex County, GO, Refunding, 5.00%, 03/01/38	1,625	1,818,797

		39,982,726
Education — 22.9%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 07/01/46	600	618,594
New Jersey EDA, RB:
Hatikvah International Academy Charter School Project, Series A, 5.00%, 07/01/27(b)	215	218,055
Hatikvah International Academy Charter School Project, Series A, 5.25%, 07/01/37(b)	590	572,506
Hatikvah International Academy Charter School Project, Series A, 5.38%, 07/01/47(b)	1,020	979,945
MSU Student Housing Project Provide, 5.75%, 06/01/20(c)	1,000	1,091,410
MSU Student Housing Project Provide, 5.88%, 06/01/20(c)	1,500	1,641,375
School Facilities Construction (AGC), 5.50%, 12/15/18(c)	1,295	1,340,584
School Facilities Construction (AGC), 5.50%, 12/15/34	25	25,780
Team Academy Charter School Project, 6.00%, 10/01/33	2,835	3,172,960
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A(b):
5.88%, 08/01/44	780	794,524
6.00%, 08/01/49	555	565,440
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 09/01/32	2,500	2,662,650
Rider University Issue, Series F, 4.00%, 07/01/42	1,155	1,142,526
Rider University Issue, Series F, 5.00%, 07/01/47	820	892,496
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 07/01/18(c)	3,350	3,399,814
Georgian Court University, Series D, 5.25%, 04/24/18(c)	1,000	1,008,860
Kean University, Series A, 5.50%, 09/01/19(c)	4,500	4,771,305
Montclair State University, Series A, 5.00%, 07/01/44	6,790	7,576,825
New Jersey Institute of Technology, Series H, 5.00%, 07/01/31	1,250	1,332,125
Ramapo College, Series B, 5.00%, 07/01/42	340	371,290
Rider University, Series A, 5.00%, 07/01/32	1,000	1,056,090
Rowan University, Series B (AGC), 5.00%, 07/01/18(c)	1,800	1,827,144
Seton Hall University, Series D, 5.00%, 07/01/38	395	438,782
Stevens Institute of Technology, Series A, 5.00%, 07/01/42	540	607,700
Stevens Institute of Technology, Series A, 4.00%, 07/01/47	555	570,790
University of Medicine & Dentistry, Series B, 7.13%, 06/01/19(c)	1,300	1,395,225
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	2,435	2,626,050
Series 1A, 5.00%, 12/01/25	555	582,384
Series 1A, 5.00%, 12/01/26	345	361,657
Series 1A, 5.25%, 12/01/32	900	942,336
New Jersey Institute of Technology, RB, Series A:
5.00%, 07/01/40	1,500	1,695,930
5.00%, 07/01/42	2,110	2,314,290
5.00%, 07/01/45	2,935	3,307,980

		51,905,422

34	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health — 9.5%
County of Camden New Jersey Improvement Authority, Refunding RB, 5.00%, 02/15/34	$590	$636,109
New Jersey Health Care Facilities Financing Authority, RB:
Inspira Health Obligated Group, 5.00%, 07/01/42	1,105	1,243,633
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 07/01/18(c)	925	939,143
Robert Wood Johnson University Hospital, Series A, 5.50%, 07/01/43	1,420	1,614,071
Virtua Health, Series A (AGC), 5.50%, 07/01/38	2,500	2,624,575
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 07/01/21(c)	2,435	2,783,424
Princeton Healthcare System, 5.00%, 07/01/34	860	965,952
Princeton Healthcare System, 5.00%, 07/01/39	1,445	1,595,107
Robert Wood Johnson University Hospital, 5.00%, 01/01/20(c)	1,000	1,060,700
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 07/01/43	935	963,331
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 07/01/43	2,160	2,408,011
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(c)	1,090	1,228,594
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(c)	3,030	3,415,264

		21,477,914
Housing — 3.3%
New Jersey EDA, Refunding RB, Provident Group-Montclair Properties L.L.C. (AGM), 5.00%, 06/01/42	770	862,531
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	2,305	2,367,120
S/F Housing, Series CC, 5.00%, 10/01/34	1,400	1,440,278
S/F Housing, Series U, AMT, 4.95%, 10/01/32	115	115,154
S/F Housing, Series U, AMT, 5.00%, 10/01/37	100	100,425
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series D, AMT, 4.25%, 11/01/37	745	752,197
Newark Housing Authority, RB, South Ward Police Facility (AGC), 6.75%, 12/01/19(c)	1,750	1,913,572

		7,551,277
State — 8.4%
Garden State Preservation Trust, RB, CAB, Series B (AGM)(d):
0.00%, 11/01/23	1,460	1,252,154
0.00%, 11/01/28	4,540	3,176,820
New Jersey EDA, RB, School Facilities Construction, Series CC-2, 5.00%, 12/15/31	1,125	1,165,860
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 06/15/26	440	477,272
Cigarette Tax, 5.00%, 06/15/28	720	772,128
Cigarette Tax, 5.00%, 06/15/29	1,760	1,883,711
School Facilities Construction, 5.25%, 06/15/19(c)	265	278,266
School Facilities Construction, Series AA, 5.25%, 06/15/19(c)	70	73,504
School Facilities Construction, Series AA, 5.50%, 06/15/19(c)	2,005	2,112,147
School Facilities Construction, Series AA, 5.50%, 12/15/29	995	1,036,143
School Facilities Construction, Series AA, 5.25%, 12/15/33	665	689,452
School Facilities Construction, Series GG, 5.25%, 09/01/27	3,000	3,176,250
New Jersey Health Care Facilities Financing Authority, RB, Hospitall Asset Transformation Program, Series A, 5.25%, 10/01/18(c)	1,785	1,829,732

Security	Par (000)	Value
State (continued)
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 06/15/19(c)	$1,100	$1,155,066

		19,078,505
Tobacco — 1.8%
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 06/01/41	4,050	3,992,126

Transportation — 47.9%
Delaware River Port Authority of Pennsylvania & New Jersey, RB:
5.00%, 01/01/40	2,620	2,930,575
Series D, 5.00%, 01/01/40	1,535	1,619,241
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 01/01/43	9,420	10,446,121
(AGM), 5.00%, 01/01/31	1,000	1,120,850
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 07/01/22(c)(e)	10,750	12,198,240
Series A, 5.00%, 07/01/22(c)	385	436,867
Series A, 5.00%, 01/01/35	625	718,956
Series A, 5.00%, 01/01/43	225	248,067
Series E, 5.25%, 01/01/19(c)	2,525	2,613,400
New Jersey State Turnpike Authority, Refunding RB:
Series A, 5.00%, 01/01/22(c)	1,000	1,120,800
Series E, 5.00%, 01/01/32	150	175,558
Series G, 4.00%, 01/01/43	1,695	1,751,071
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35(d)	4,140	1,902,123
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	1,250	1,375,437
Federal Highway Reimbursement Revenue Notes, Series A-2, 5.00%, 06/15/30	6,570	6,635,109
Transportation Program, Series AA, 5.00%, 06/15/38	5,935	6,282,613
Transportation Program, Series AA, 5.25%, 06/15/41	2,960	3,192,034
Transportation System, 6.00%, 12/15/38	1,950	2,011,015
Transportation System, Series A, 6.00%, 06/15/35	6,030	6,648,135
Transportation System, Series A, 5.88%, 12/15/38	3,650	3,759,646
Transportation System, Series A, 5.50%, 06/15/41	5,500	5,837,535
Transportation System, Series A (AGC), 5.63%, 12/15/28	1,250	1,291,362
Transportation System, Series A (AGC), 5.50%, 12/15/38	1,000	1,032,020
Transportation System, Series AA, 5.50%, 06/15/39	5,520	5,921,746
New Jersey Turnpike Authority, Refunding RB, Series B, 5.00%, 01/01/40	4,000	4,581,800
Port Authority of New York & New Jersey, ARB:
Consolidated, 169th Series, 5.00%, 10/15/41	250	272,147
Consolidated, 93rd Series, 6.13%, 06/01/94	5,000	6,081,050
JFK International Air Terminal, Series 8, 6.00%, 12/01/42	2,700	2,982,312
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	2,300	2,324,058
152nd Series, AMT, 5.25%, 11/01/35	240	242,218
166th Series, 5.25%, 07/15/36	4,000	4,401,160
172nd Series, AMT, 5.00%, 10/01/34	1,500	1,645,500
206th Series, AMT, 5.00%, 11/15/42	1,195	1,358,309
206th Series, AMT, 5.00%, 11/15/47	1,335	1,516,240
South Jersey Port Corp., Refunding ARB, Marine Terminal, Series B, AMT, 5.00%, 01/01/48	1,585	1,689,547

		108,362,862

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities — 1.7%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 09/01/31(d)	$6,000	$3,780,660

Total Municipal Bonds in New Jersey		282,561,401

Puerto Rico — 1.0%
Tobacco — 1.0%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	1,275	1,172,987
5.63%, 05/15/43	1,220	1,115,044

Total Municipal Bonds in Puerto Rico		2,288,031

Total Municipal Bonds — 125.8% (Cost — $269,619,946)		284,849,432

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

New Jersey — 36.8%
County/City/Special District/School District — 9.0%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	1,440	1,646,813
County of Union New Jersey Utilities Authority, Refunding RB, Series A, AMT:
County Deficiency Agreement, 5.00%, 06/15/41	4,112	4,500,668
Resource Recovery Facility, Covanta Union, Inc., 5.25%, 12/01/31	12,820	14,241,994

		20,389,475
Education — 3.8%
Rutgers — The State University of New Jersey, Refunding RB:
Series F, 5.00%, 05/01/19(c)	2,011	2,098,479
Series L, 5.00%, 05/01/43	5,870	6,537,801

		8,636,280
Health — 1.3%
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 4.00%, 07/01/47	2,987	3,008,241

State — 7.0%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	5,460	6,498,819
New Jersey EDA, RB, School Facilities Construction (AGC)(c):
6.00%, 12/15/18	3,550	3,690,267
6.00%, 12/15/18	50	52,221
New Jersey EDA, Refunding RB, School Facilities Construction, Series NN, 5.00%, 03/01/29(e)	5,230	5,561,708

		15,803,015

Security	Par (000)	Value
Transportation — 15.7%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 07/01/22(c)	$8,820	$9,967,284
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC) (AGM), 5.00%, 12/15/32	4,100	4,108,938
Series B, 5.25%, 06/15/36(e)	5,001	5,281,729
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
152nd Series, 5.25%, 11/01/35	3,764	3,794,172
169th Series, 5.00%, 10/15/41	11,257	12,237,345

		35,389,468
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 36.8% (Cost — $78,546,169)		83,226,479

Total Long-Term Investments — 162.6% (Cost — $348,166,115)		368,075,911

	Shares
Short-Term Securities — 2.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.59%(g)(h)	4,986,003	4,986,502

Total Short-Term Securities — 2.2% (Cost — $4,986,502)		4,986,502

Total Investments — 164.8% (Cost — $353,152,617)		373,062,413
Other Assets Less Liabilities — 1.1%		2,539,229
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.8)%		(47,248,571)
VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (45.1)%		(101,989,077)

Net Assets Applicable to Common Shares — 100.0%		$226,363,994

(a)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between June 15, 2019 to September 1, 2020, is $14,350,925. See Note 4 of the Notes to Financial Statements for details.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.
(g)	Annualized 7-day yield as of period end.

(h)	During the six months ended January 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	7,054,161	(2,068,158)	4,986,003	$4,986,502	$5,409	$97	$(268)

(a)	Includes net capital gain distributions, if applicable.

36	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	51	03/20/18	$6,200	$148,189
Long U.S. Treasury Bond	76	03/20/18	11,234	362,914
5-Year U.S. Treasury Note	43	03/29/18	4,933	65,312

				$576,415

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$—	$—	$576,415	$—	$576,415

(a)	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$205,852	$—	$205,852

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$593,931	$—	$593,931

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$20,278,981

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$368,075,911	$—	$368,075,911
Short-Term Securities	4,986,502	—	—	4,986,502

	$4,986,502	$368,075,911	$—	$373,062,413

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$576,415	$—	$—	$576,415

	$576,415	$—	$—	$576,415

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(47,126,371)	$—	$(47,126,371)
VRDP Shares at Liquidation Value	—	(102,200,000)	—	(102,200,000)

	$—	$(149,326,371)	$—	$(149,326,371)

During the six months ended January 31, 2018, there were no transfers between levels.

See notes to financial statements.

38	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

January 31, 2018

	MNE	MZA	MYC	MYF	MYJ

ASSETS
Investments at value — unaffiliated(a)	$100,511,577	$104,523,453	$548,217,783	$335,742,101	$368,075,911
Investments at value — affiliated(b)	790,081	359,044	1,225,000	454,855	4,986,502
Cash pledged for futures contracts	64,450	60,000	296,500	136,550	266,150
Receivables:
Interest — unaffiliated	1,041,276	728,998	7,183,466	4,039,729	3,046,401
Dividends — affiliated	456	774	1,363	757	841
Investments sold	—	783,209	—	1,179,973	689,356
Prepaid expenses	6,254	5,712	13,231	9,676	10,361

Total assets	102,414,094	106,461,190	556,937,343	341,563,641	377,075,522

ACCRUED LIABILITIES
Bank overdraft	40,057	51,311	116,030	73,281	110,257
Payables:
Income dividends — Common Shares	187,338	287,078	1,328,009	951,988	1,079,937
Investment advisory fees	48,014	45,320	236,992	144,935	160,414
Investments purchased	—	—	596,132	—	—
Interest expense and fees	30,381	3,519	423,549	258,218	122,199
Variation margin on futures contracts	1,563	7,125	26,370	11,750	24,688
Directors’ and Officer’s fees	722	637	2,938	1,910	1,855
Other accrued expenses	59,356	57,767	128,827	99,001	96,730

Total accrued liabilities	367,431	452,757	2,858,847	1,541,083	1,596,080

OTHER LIABILITIES
TOB Trust Certificates	8,859,171	3,000,000	122,500,632	81,638,265	47,126,371
VRDP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)(e)	29,457,662	37,148,838	105,694,331	59,230,443	101,989,077

Total other liabilities	38,316,833	40,148,838	228,194,963	140,868,708	149,115,448

Total liabilities	38,684,264	40,601,595	231,053,810	142,409,791	150,711,528

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$63,729,830	$65,859,595	$325,883,533	$199,153,850	$226,363,994

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(f)(g)	$59,568,199	$61,501,373	$303,349,472	$190,846,353	$207,406,052
Undistributed net investment income	330,201	191,898	971,579	1,881,966	2,333,225
Undistributed net realized gain (accumulated net realized loss)	(537,329)	(840,752)	68,920	(13,253,124)	(3,861,494)
Net unrealized appreciation (depreciation)	4,368,759	5,007,076	21,493,562	19,678,655	20,486,211

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$63,729,830	$65,859,595	$325,883,533	$199,153,850	$226,363,994

Net asset value per Common Share	$15.14	$14.22	$15.21	$14.54	$15.72

(a) Investments at cost — unaffiliated	$96,294,889	$99,644,336	$527,333,424	$316,327,407	$348,166,115
(b) Investments at cost — affiliated	$790,041	$359,013	$1,225,000	$454,855	$4,986,502
(c) Preferred Shares outstanding, par value $0.10 per share	296	373	1,059	—	1,022
(d) Preferred Shares outstanding, par value $0.05 per share	—	—	—	594	—
(e) Preferred Shares outstanding, including Auction Market Rate Preferred Shares (“AMPS”)	1,536	1,985	8,059	1,000,000	5,782
(f) Common Shares outstanding, par value $0.10 per share	4,209,844	4,630,667	21,419,494	13,697,962	14,399,279
(g) Common Shares authorized	199,998,464	199,998,015	199,991,941	unlimited	199,994,218

See Notes to Financial Statements.

FINANCIAL STATEMENTS	39

Statements of Operations  (unaudited)

Six Months Ended January 31, 2018

	MNE	MZA	MYC	MYF	MYJ

INVESTMENT INCOME
Interest — unaffiliated	$1,849,347	$2,306,337	$10,898,596	$8,018,582	$8,129,256
Dividends — affiliated	3,467	3,107	5,145	3,421	5,409

Total investment income	1,852,814	2,309,444	10,903,741	8,022,003	8,134,665

EXPENSES
Investment advisory	286,786	270,783	1,416,010	864,247	955,039
Professional	25,577	24,453	46,795	37,111	37,224
Rating agency	20,585	20,602	20,658	20,621	20,655
Accounting services	9,004	9,385	39,925	26,644	27,788
Transfer agent	7,868	8,269	14,356	12,677	12,485
Registration	4,027	923	4,108	4,027	4,027
Printing	3,863	3,860	5,323	4,630	4,761
Directors and Officer	3,123	3,091	15,123	9,232	10,319
Custodian	2,903	2,741	11,183	7,158	8,480
Miscellaneous	9,260	7,307	11,820	15,996	10,595

Total expenses excluding interest expense, fees and amortization of offering costs	372,996	351,414	1,585,301	1,002,343	1,091,373
Interest expense, fees and amortization of offering costs(a)	361,330	380,102	2,080,938	1,235,039	1,387,683

Total expenses	734,326	731,516	3,666,239	2,237,382	2,479,056
Less fees waived and/or reimbursed by the Manager	(333)	(349)	(503)	(347)	(636)

Total expenses after fees waived and/or reimbursed	733,993	731,167	3,665,736	2,237,035	2,478,420

Net investment income	1,118,821	1,578,277	7,238,005	5,784,968	5,656,245

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	165,094	64,215	711,005	527,442	238,860
Investments — affiliated	(568)	117	(147)	(110)	17
Futures contracts	82,073	20,453	186,630	120,887	205,852
Capital gain distributions from investment companies — affiliated	641	93	52	181	80

	247,240	84,878	897,540	648,400	444,809

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(1,793,210)	(1,651,348)	(8,130,219)	(6,034,023)	(2,662,131)
Investments — affiliated	21	(140)	(37)	(69)	(268)
Futures contracts	155,131	135,302	664,291	278,710	593,931

	(1,638,058)	(1,516,186)	(7,465,965)	(5,755,382)	(2,068,468)

Net realized and unrealized loss	(1,390,818)	(1,431,308)	(6,568,425)	(5,106,982)	(1,623,659)

NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$(271,997)	$146,969	$669,580	$677,986	$4,032,586

(a)	Related to TOB Trusts and/or VRDP Shares.

See Notes to Financial Statements.

40	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	MNE		MZA
	Six Months Ended 01/31/18 (unaudited)	Year Ended 07/31/17	Six Months Ended 01/31/18 (unaudited)	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$1,118,821	$2,402,719	$1,578,277	$3,337,105
Net realized gain	247,240	111,725	84,878	524,460
Net change in unrealized appreciation (depreciation)	(1,638,058)	(3,367,390)	(1,516,186)	(4,386,681)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(271,997)	(852,946)	146,969	(525,116)

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(1,124,028)	(2,506,044)	(1,721,779)	(3,436,678)
From net realized gain	—	(227,008)	—	—

Decrease in net assets resulting from distributions to shareholders	(1,124,028)	(2,733,052)	(1,721,779)	(3,436,678)

CAPITAL SHARE TRANSACTIONS
Reinvestment of common distributions	—	—	88,315	174,822

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total decrease in net assets applicable to Common Shareholders	(1,396,025)	(3,585,998)	(1,486,495)	(3,786,972)
Beginning of period	65,125,855	68,711,853	67,346,090	71,133,062

End of period	$63,729,830	$65,125,855	$65,859,595	$67,346,090

Undistributed net investment income, end of period	$330,201	$335,408	$191,898	$335,400

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets  (continued)

	MYC		MYF
	Six Months Ended 01/31/18 (unaudited)	Year Ended 07/30/17	Six Months Ended 01/31/18 (unaudited)	Year Ended 07/30/17

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$7,238,005	$15,788,884	$5,784,968	$11,906,791
Net realized gain	897,540	1,751,529	648,400	1,405,386
Net change in unrealized appreciation (depreciation)	(7,465,965)	(25,046,181)	(5,755,382)	(15,378,376)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	669,580	(7,505,768)	677,986	(2,066,199)

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(7,968,958)	(17,120,096)	(6,185,030)	(12,790,627)
From net realized gain	(1,273,196)	(6,483,030)	—	—

Decrease in net assets resulting from distributions to shareholders	(9,242,154)	(23,603,126)	(6,185,030)	(12,790,627)

CAPITAL SHARE TRANSACTIONS
Reinvestment of common distributions	—	970,568	233,598	543,663

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total decrease in net assets applicable to Common Shareholders	(8,572,574)	(30,138,326)	(5,273,446)	(14,313,163)
Beginning of period	334,456,107	364,594,433	204,427,296	218,740,459

End of period	$325,883,533	$334,456,107	$199,153,850	$204,427,296

Undistributed net investment income, end of period	$971,579	$1,702,532	$1,881,966	$2,282,028

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

42	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	MYJ
	Six Months Ended 01/31/18 (unaudited)	Year Ended 07/30/17

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$5,656,245	$11,686,910
Net realized gain	444,809	1,230,212
Net change in unrealized appreciation (depreciation)	(2,068,468)	(14,847,502)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	4,032,586	(1,930,380)

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(6,475,167)	(12,907,560)

CAPITAL SHARE TRANSACTIONS
Reinvestment of common distributions	522,122	988,609

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total decrease in net assets applicable to Common Shareholders	(1,920,459)	(13,849,331)
Beginning of period	228,284,453	242,133,784

End of period	$226,363,994	$228,284,453

Undistributed net investment income, end of period	$2,333,225	$3,152,147

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

FINANCIAL STATEMENTS	43

Statements of Cash Flows  (unaudited)

Six Months Ended January 31, 2018

	MNE	MZA	MYC	MYF	MYJ

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase (decrease) in net assets resulting from operations	$(271,997)	$146,969	$669,580	$677,986	$4,032,586
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments	8,578,804	7,334,708	42,889,837	14,881,488	25,375,102
Purchases of long-term investments	(8,538,261)	(8,208,470)	(43,596,884)	(18,654,522)	(29,779,935)
Net proceeds from sales (purchases) of short-term securities	(602,963)	610,414	(213,986)	685,536	2,070,229
Amortization of premium and accretion of discount on investments and other fees	411,511	192,379	2,124,527	564,804	621,277
Net realized gain on investments	(164,526)	(64,332)	(710,858)	(527,332)	(238,877)
Net unrealized loss on investments	1,793,189	1,651,488	8,130,256	6,034,092	2,662,399
(Increase) Decrease in Assets:
Cash pledged for futures contracts	(2,000)	1,000	97,000	5,000	(93,000)
Receivables:
Interest — unaffiliated	(22,384)	12,713	34,880	(14,284)	(34,082)
Dividends — affiliated	(249)	(391)	(87)	(452)	1,139
Variation margin on futures contracts	3,594	3,539	22,586	7,398	9,930
Prepaid expenses	8,743	20,252	4,935	6,828	6,320
Increase (Decrease) in Liabilities:
Payables:
Investment advisory fees	(47,076)	(44,486)	(232,668)	(141,970)	(149,725)
Interest expense and fees	9,336	1,292	108,723	68,951	43,289
Directors and Officer’s fees	(144)	(288)	(1,632)	(969)	(1,250)
Variation margin on futures contracts	1,563	7,125	26,370	11,750	24,688
Other accrued expenses	(35,252)	(33,803)	(84,387)	(60,202)	(65,139)

Net cash provided by operating activities	1,121,888	1,630,109	9,268,192	3,544,102	4,484,951

CASH USED FOR FINANCING ACTIVITIES
Proceeds from TOB Trust Certificates	—	—	—	3,186,518	2,661,983
Repayments of TOB Trust Certificates	—	—	—	(658,738)	(1,169,673)
Proceeds from Loan for TOB Trust Certificates	—	—	—	638,750	1,169,673
Repayments of Loan for TOB Trust Certificates	—	—	—	(638,750)	(1,169,673)
Cash dividends paid to Common Shareholders	(1,124,028)	(1,633,075)	(9,242,147)	(6,066,638)	(5,950,681)
Decrease in bank overdraft	(896)	(296)	(30,489)	(8,903)	(31,143)
Amortization of deferred offering costs	3,036	3,262	4,444	3,659	4,563

Net cash used for financing activities	(1,121,888)	(1,630,109)	(9,268,192)	(3,544,102)	(4,484,951)

CASH
Net increase in cash	—	—	—	—	—
Cash at beginning of period	—	—	—	—	—

Cash at end of period	$—	$—	$—	$—	$—

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$348,958	$375,548	$1,967,771	$1,162,429	$1,339,831

NON-CASH FINANCING ACTIVITIES
Capital shares issued in reinvestment of distributions paid to Common Shareholders	—	88,315	—	233,598	522,122

See Notes to Financial Statements.

44	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	MNE
	Six Months Ended 01/31/18 (unaudited)		Year Ended July 31,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$15.47		$16.32	$15.37		$15.34		$14.54		$15.97

Net investment income(a)	0.27		0.57	0.64		0.68		0.69		0.72
Net realized and unrealized gain (loss)	(0.33)		(0.77)	0.97		0.04		0.84		(1.40)

Net increase (decrease) from investment operations	(0.06)		(0.20)	1.61		0.72		1.53		(0.68)

Distributions to Common Shareholders:(b)
From net investment income	(0.27)		(0.60)	(0.66)		(0.69)		(0.73)		(0.75)
From net realized gain	—		(0.05)	—		—		—		—

Total distributions to Common Shareholders	(0.27)		(0.65)	(0.66)		(0.69)		(0.73)		(0.75)

Net asset value, end of period	$15.14		$15.47	$16.32		$15.37		$15.34		$14.54

Market price, end of period	$13.31		$14.07	$15.75		$14.07		$13.64		$13.06

Total Return Applicable to Common Shareholders(c)
Based on net asset value	(0.22	)%(d)	(0.75)%	10.97%		5.23%		11.40%		(4.38)%

Based on market price	(3.55	)%(d)	(6.47)%	16.99%		8.34%		10.27%		(13.18)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.24	%(e)	2.08%	1.75%		1.74%		1.80%		1.79%

Total expenses after fees waived and paid indirectly	2.24	%(e)	2.08%	1.75%		1.74%		1.80%		1.78%

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs(f)	1.14	%(e)	1.13%	1.26	%(g)	1.59	%(g)	1.63	%(g)	1.57	%(g)

Net investment income to Common Shareholders	3.42	%(e)	3.70%	4.03%		4.38%		4.66%		4.59%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$63,730		$65,126	$68,712		$64,717		$64,566		$61,214

VRDP Shares outstanding at $100,000 liquidation value,end of period (000)	$29,600		$29,600	$29,600		$29,600		$29,600		$29,600

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$315,303		$320,020	$332,135		$318,638		$318,130		$306,806

Borrowings outstanding, end of period (000)	$8,859		$8,859	$8,939		$6,419		$5,759		$5,538

Portfolio turnover rate	8%		14%	21%		15%		21%		21%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOBs and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(g)	The total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees as follows:

	Year Ended July 31,
	2016	2015	2014	2013
Expense ratios	1.16%	1.14%	1.14%	1.13%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MZA
	Six Months Ended 01/31/18 (unaudited)		Year Ended July 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.56		$15.42	$14.72	$14.52	$13.57	$15.12

Net investment income(a)	0.34		0.72	0.77	0.80	0.81	0.83
Net realized and unrealized gain (loss)	(0.31)		(0.84)	0.75	0.23	0.97	(1.55)

Net increase (decrease) from investment operations	0.03		(0.12)	1.52	1.03	1.78	(0.72)

Distributions to Common Shareholders from net investment income(b)	(0.37)		(0.74)	(0.82)	(0.83)	(0.83)	(0.83)

Net asset value, end of period	$14.22		$14.56	$15.42	$14.72	$14.52	$13.57

Market price, end of period	$16.74		$16.59	$17.68	$16.90	$15.00	$13.33

Total Return Applicable to Common Shareholders(c)
Based on net asset value	0.12	%(d)	(0.72)%	10.11%	6.97%	13.63%	(5.08)%

Based on market price	3.44	%(d)	(1.34)%	9.96%	18.88%	19.50%	(9.69)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.16	%(e)	2.00%	1.64%	1.63%	1.69%	1.66%

Total expenses after fees waived and paid indirectly	2.16	%(e)	2.00%	1.64%	1.63%	1.69%	1.66%

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs(f)	1.04	%(e)	1.03%	1.02%	1.05%	1.06%	1.03%

Net investment income to Common Shareholders	4.66	%(e)	4.94%	5.15%	5.41%	5.85%	5.53%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$65,860		$67,346	$71,133	$67,708	$66,613	$62,167

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$37,300		$37,300	$37,300	$37,300	$37,300	$37,300

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$276,567		$280,553	$290,705	$281,522	$278,586	$266,667

Borrowings outstanding, end of period (000)	$3,000		$3,000	$3,000	$3,330	$3,330	$3,330

Portfolio turnover rate	8%		9%	13%	16%	13%	16%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

46	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MYC
	Six Months Ended 01/31/18 (unaudited)		Year Ended July 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$15.61		$17.07	$16.35	$16.38	$14.96	$16.97

Net investment income(a)	0.34		0.74	0.86	0.87	0.91	0.91
Net realized and unrealized gain (loss)	(0.31)		(1.10)	0.87	—	1.46	(1.97)

Net increase (decrease) from investment operations	0.03		(0.36)	1.73	0.87	2.37	(1.06)

Distributions to Common Shareholders:(b)
From net investment income	(0.37)		(0.80)	(0.88)	(0.90)	(0.95)	(0.95)
From net realized gain	(0.06)		(0.30)	(0.13)	—	—	—

Total distributions to Common Shareholders	(0.43)		(1.10)	(1.01)	(0.90)	(0.95)	(0.95)

Net asset value, end of period	$15.21		$15.61	$17.07	$16.35	$16.38	$14.96

Market price, end of period	$14.15		$15.43	$17.43	$15.47	$14.87	$13.94

Total Return Applicable to Common Shareholders(c)
Based on net asset value	0.27	%(d)	(1.83)%	11.07%	5.75%	16.87%	(6.61)%

Based on market price	(5.64	)%(d)	(4.96)%	19.86%	10.21%	13.86%	(14.68)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.18	%(e)	2.08%	1.55%	1.37%	1.43%	1.46%

Total expenses after fees waived and paid indirectly	2.18	%(e)	2.08%	1.55%	1.37%	1.42%	1.45%

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs(f)	0.94	%(e)	0.96%	0.92%	0.89%	0.92%	0.92%

Net investment income to Common Shareholders	4.31	%(e)	4.68%	5.15%	5.29%	5.88%	5.39%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$325,884		$334,456	$364,594	$348,849	$349,484	$319,144

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$105,900		$105,900	$105,900	$105,900	$105,900	$105,900

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$407,728		$415,823	$444,282	$429,413	$430,013	$401,364

Borrowings outstanding, end of period (000)	$122,501		$122,501	$141,734	$119,196	$83,283	$116,775

Portfolio turnover rate	8%		34%	27%	32%	23%	27%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MYF
	Six Months Ended 01/31/18 (unaudited)		Year Ended July 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.94		$16.03	$15.61	$15.56	$14.26	$16.30

Net investment income(a)	0.42		0.87	0.92	0.95	0.96	0.94
Net realized and unrealized gain (loss)	(0.37)		(1.02)	0.47	0.07	1.29	(2.03)

Net increase (decrease) from investment operations	0.05		(0.15)	1.39	1.02	2.25	(1.09)

Distributions to Common Shareholders from net investment income(b)	(0.45)		(0.94)	(0.97)	(0.97)	(0.95)	(0.95)

Net asset value, end of period	$14.54		$14.94	$16.03	$15.61	$15.56	$14.26

Market price, end of period	$14.08		$16.34	$17.02	$14.67	$14.56	$13.55

Total Return Applicable to Common Shareholders(c)
Based on net asset value	0.34	%(d)	(0.88)%	9.24%	6.88%	16.75%	(7.14)%

Based on market price	(11.16	)%(d)	2.10%	23.41%	7.34%	14.98%	(12.94)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.19	%(e)	1.97%	1.53%	1.46%	1.52%	1.55%

Total expenses after fees waived and paid indirectly	2.19	%(e)	1.97%	1.53%	1.46%	1.52%	1.55%

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs(f)	0.98	%(e)	0.97%	0.94%	0.94%	0.97%	0.97%

Net investment income to Common Shareholders	5.66	%(e)	5.76%	5.86%	6.00%	6.56%	5.82%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$199,154		$204,427	$218,740	$212,691	$211,966	$194,317

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$59,400		$59,400	$59,400	$59,400	$59,400	$59,400

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$435,276		$444,154	$468,250	$458,065	$456,845	$427,133

Borrowings outstanding, end of period (000)	$81,638		$79,110	$77,759	$75,764	$75,865	$85,029

Portfolio turnover rate	4%		12%	11%	13%	18%	33%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

48	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MYJ
	Six Months Ended 01/31/18 (unaudited)		Year Ended July 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$15.89		$16.93	$16.01	$16.11	$14.92	$16.92

Net investment income(a)	0.39		0.81	0.89	0.90	0.90	0.89
Net realized and unrealized gain (loss)	(0.11)		(0.95)	0.94	(0.10)	1.21	(1.94)
Distributions to VRDP Shareholders from net realized gains	—		—	—	—	—	(0.00	)(b)

Net increase (decrease) from investment operations	0.28		(0.14)	1.83	0.80	2.11	(1.05)

Distributions to Common Shareholders:(c)
From net investment income	(0.45)		(0.90)	(0.91)	(0.90)	(0.89)	(0.89)
From net realized gain	—		—	—	—	(0.03)	(0.06)

Total distributions to Common Shareholders	(0.45)		(0.90)	(0.91)	(0.90)	(0.92)	(0.95)

Net asset value, end of period	$15.72		$15.89	$16.93	$16.01	$16.11	$14.92

Market price, end of period	$15.00		$16.58	$17.49	$14.72	$14.67	$13.74

Total Return Applicable to Common Shareholders(d)
Based on net asset value	1.79	%(e)	(0.68)%	11.95%	5.52%	15.27%	(6.51)%

Based on market price	(6.92	)%(e)	0.32%	25.78%	6.54%	13.99%	(14.66)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.14	%(f)	1.93%	1.55%	1.50%	1.57%	1.48%

Total expenses after fees waived and paid indirectly	2.14	%(f)	1.93%	1.55%	1.50%	1.57%	1.48%

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs(g)	0.94	%(f)	0.93%	0.92%	0.93%	0.95%	0.92%

Net investment income to Common Shareholders	4.88	%(e)	5.11%	5.43%	5.51%	5.89%	5.32%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$226,364		$228,284	$242,134	$228,628	$230,112	$213,099

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$102,200		$102,200	$102,200	$102,200	$102,200	$102,200

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$321,491		$323,370	$336,922	$323,707	$325,159	$308,511

Borrowings outstanding, end of period (000)	$47,126		$45,634	$40,642	$39,554	$39,554	$39,555

Portfolio turnover rate	5%		6%	10%	11%	19%	7%

(a)	Based on average Common Shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Funds”, or individually as a “Fund”:

Fund Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Muni New York Intermediate Duration Fund, Inc.	MNE	Maryland	Non-diversified
BlackRock MuniYield Arizona Fund, Inc.	MZA	Maryland	Diversified
BlackRock MuniYield California Fund, Inc.	MYC	Maryland	Non-diversified
BlackRock MuniYield Investment Fund	MYF	Massachusetts	Diversified
BlackRock MuniYield New Jersey Fund, Inc.	MYJ	Maryland	Non-diversified

On September 6, 2017, the Boards of the Fund, BlackRock New Jersey Municipal Bond Trust (BLJ) and BlackRock New Jersey Municipal Income Trust (BNJ) approved the reorganizations of BLJ and BNJ with and into the Fund, with the Fund continuing as the surviving fund after the reorganization. The reorganizations are subject to approval by each Fund’s shareholders and certain other conditions.

The Boards of Directors of the Funds are collectively referred to throughout this report as the “Board of Directors” or the “Board,” and the directors thereof are collectively referred to throughout this report as “Directors”. The Funds determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of closed-end funds referred to as the Closed-End Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) or certain borrowings (e.g. TOB Trust transactions) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions from net investment income are declared monthly and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Distributions to Preferred Shareholders are accrued and determined as described in Note 10.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the independent Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, if applicable. Deferred compensation liabilities are included in the directors’ and officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.

Recent Accounting Standards: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statements of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Funds presentation in the Statements of Cash Flows.

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

50	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•	Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements  (unaudited) (continued)

Forward Commitments and When-Issued Delayed Delivery Securities: Certain Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, a Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

Municipal Bonds Transferred to TOB Trusts: Certain Funds leverage their assets through the use of “TOB Trust” transactions. The Funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a Fund provide the Fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The Funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a Fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.

TOB Trusts are supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.

The TOB Trust may be collapsed without the consent of a Fund, upon the occurrence of a termination event, as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.

While a Fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a Fund to borrow money for purposes of making investments. With respect to MZA, MYC, MYF and MYJ, the Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the Funds’ TOB Trust transactions. Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds.

Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of deferred offering costs in the Statements of Operations. Amounts recorded within interest expense, fees and amortization of offering costs in the Statements of Operations are:

	Interest Expense	Liquidity Fees	Other Expenses	Total
MNE	$47,151	$22,294	$5,119	$74,564
MZA	15,497	7,410	2,117	25,024
MYC	647,263	294,983	84,606	1,026,852
MYF	433,009	175,527	62,243	670,779
MYJ	254,495	86,717	77,951	419,163

For the six months ended January 31, 2018, the following table is a summary of each Fund’s TOB Trusts:

	Underlying Municipal Bonds Transferred to TOB Trusts (a)	Liability for TOB Trust Certificates (b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
MNE	$16,930,501	$8,859,171	1.18% - 1.31%	$8,859,171	1.67%
MZA	6,433,170	3,000,000	1.19%	3,000,000	1.66

52	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Underlying Municipal Bonds Transferred to TOB Trusts (a)	Liability for TOB Trust Certificates (b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
MYC	$269,556,276	$122,500,632	1.17% - 1.31%	$122,500,632	1.66%
MYF	147,130,680	81,638,265	1.17% - 1.80%	80,699,081	1.65
MYJ	83,226,479	47,126,371	1.16% - 1.36%	46,938,296	1.77

(a)	The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Funds, as TOB residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts.
(b)	TOB Trusts may be structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB Trust. If a Fund invests in a TOB Trust on a recourse basis, a Fund enters into a reimbursement agreement with the Liquidity Provider where a Fund is required to reimburse the Liquidity Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”). As a result, if a Fund invests in a recourse TOB Trust, a Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple Funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Fund at January 31, 2018, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Fund at January 31, 2018.

For the six months ended January 31, 2018, the following table is a summary of each Fund’s Loan for TOB Trust Certificates:

	Loan Outstanding at Period End	Range of Interest Rate on Loan at Period End	Average Loans Outstanding	Daily Weighted Average Rates of Interest and Other Expenses on Loans
MYF	$—	—%	$41,657.61	0.78%
MYJ	—	—	82,639.93	0.75

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets.

	MNE	MZA	MYC	MYF	MYJ
Investment advisory fees	0.55%	0.50%	0.50%	0.50%	0.50%

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements  (unaudited) (continued)

For purposes of calculating these fees, “net assets” mean the total assets of each Fund minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). It is understood that the liquidation preference of any outstanding preferred stock (other than accumulated dividends) and TOB Trusts is not considered a liability in determining a Fund’s net asset value.

Waivers and Reimbursements: The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2018, the amounts waived were as follows:

	MNE	MZA	MYC	MYF	MYJ
Amounts waived	$333	$349	$503	$347	$636

The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2018. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Funds’ Independent Directors. For the six months ended January 31, 2018, there were no fees waived by the Manager.

Directors and Officers: Certain Directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended January 31, 2018, purchases and sales of investments and excluding short-term securities, were as follows:

	MNE	MZA	MYC	MYF	MYJ
Purchases	$8,538,261	$8,208,470	$42,890,654	$14,975,064	$17,730,846
Sales	8,578,804	8,117,917	42,889,837	13,569,250	26,064,458

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’ U.S. federal tax returns generally remains open for each of the four years ended July 31, 2017. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2017, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires July 31,	MZA	MYF	MYJ
No expiration date(a)	$81,582	$5,191,487	$2,764,930
2018	816,347	7,205,475	—
2019	68,648	—	—

	$966,577	$12,396,962	$2,764,930

(a)	Must be utilized prior to losses subject to expiration.

As of January 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

	MNE	MZA	MYC	MYF	MYJ
Tax cost	$88,481,763	$96,994,050	$406,395,911	$235,387,965	$306,787,567

Gross unrealized appreciation	$4,493,626	$5,262,685	$23,972,438	$20,230,414	$21,294,717
Gross unrealized depreciation	(380,871)	(246,310)	(2,816,995)	(795,727)	(1,569,827)

Net unrealized appreciation	$4,112,755	$5,016,375	$21,155,443	$19,434,687	$19,724,890

9.	PRINCIPAL RISKS

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

54	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Fund’s ability to buy or sell bonds. As a result, a Fund may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

The Funds may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Funds reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Fund.

A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

Should short-term interest rates rise, the Funds’ investments in the TOB Trusts may adversely affect the Funds’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.

The SEC and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: Each of MNE, MZA, MYC and MYJ invests a substantial amount of its assets in issuers located in a single state or limited number of states. This may subject each Fund to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and disproportionate impact on the income from, or the value or liquidity of, the Funds’ respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

As of period end, MYC and MYJ invested a significant portion of their assets in securities in the county, city, special district and school district sector and MYF invested a significant portion of its assets in securities in the transportation sector. Changes in economic conditions affecting such sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements  (unaudited) (continued)

10.	CAPITAL SHARE TRANSACTIONS

Each Fund, with the exception of MYF, is authorized to issue 200 million shares (an unlimited number of shares for MYF), all of which were initially classified as Common Shares. The par value for each Fund’s Common Shares is $0.10. The par value for each Fund’s Preferred Shares outstanding is $0.10, except for MYF, which is $0.05. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders. MYF is authorized to issue 1 million Preferred Shares, including AMPS.

Common Shares:

For the period shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	MZA	MYC	MYF	MYJ
Six Months Ended January 31, 2018	5,904	—	15,524	32,673
Year Ended July 31, 2017	12,268	24,607	22,435	20,556

For the six months ended January 31, 2018 and year ended July 31, 2017, shares issued and outstanding remained constant for MNE.

Preferred Shares

Each Fund’s Preferred Shares rank prior to the Fund’s Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of a Fund. The 1940 Act prohibits the declaration of any dividend on a Fund’s Common Shares or the repurchase of a Fund’s Common Shares if a Fund fails to maintain asset coverage of at least 200% of the liquidation preference of the Fund’s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, a Fund is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with the Fund’s Preferred Shares or repurchasing such shares if a Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.

The holders of Preferred Shares have voting rights equal to the voting rights of the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class on certain matters. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors to the Board of each Fund. The holders of Preferred Shares are also entitled to elect the full Board of Directors if dividends on the Preferred Shares are not paid for a period of two years. The holders of Preferred Shares are also generally entitled to a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

VRDP Shares

MNE, MZA, MYC, MYF and MYJ (collectively, the “VRDP Funds”) have issued Series W-7 VRDP Shares, $100,000 liquidation preference per share, in privately negotiated offerings. The VRDP Shares were offered to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The VRDP Shares include a liquidity feature and VRDP Shares of certain Funds are currently in a special rate period, each as described below.

As of period end, the VRDP Shares outstanding of each Fund were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
MNE	9/15/11	296	$29,600,000	10/01/41
MZA	5/19/11	373	37,300,000	6/01/41
MYC	5/19/11	1,059	105,900,000	6/01/41
MYF	5/19/11	594	59,400,000	6/01/41
MYJ	4/21/11	1,022	102,200,000	5/01/41

Redemption Terms: Each VRDP Fund is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, each VRDP Fund is required to begin to segregate liquid assets with the Fund’s custodian to fund the redemption. In addition, each VRDP Fund is required to redeem certain of its outstanding VRDP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, the VRDP Shares may also be redeemed, in whole or in part, at any time at the option of each VRDP Fund. The redemption price per VRDP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends.

Liquidity Feature: Each VRDP Fund entered into a fee agreement with its liquidity provider that requires an initial commitment and a per annum liquidity fee payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations.

The initial fee agreement between MZA, MYC, MYF and MYJ and its respective liquidity provider was for a 364 day term and was scheduled to expire on May 18, 2012 for MZA, MYC and MYF, and on April 19, 2012 for MYJ. Each fee agreement was subsequently renewed for additional terms. The most recent extension is scheduled to expire on July 5, 2018 unless renewed or terminated in advance.

56	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The initial fee agreement between MNE and the liquidity provider was for a 364 day term and was scheduled to expire on September 15, 2012. The initial fee agreement was subsequently extended until March 15, 2013, unless renewed or terminated in advance. On November 21, 2012, MNE entered into a new fee agreement with an alternate liquidity provider. The new fee agreement was for a two year term and was scheduled to expire on December 4, 2014, unless renewed or terminated in advance. In connection with the designation of a special rate period (as described below), the fee agreement was subsequently extended until October 22, 2018, unless renewed or terminated in advance. The change in liquidity provider resulted in a mandatory tender of MNE’s VRDP Shares on November 28, 2012 which were successfully remarketed by the remarketing agent.

In the event the fee agreement is not renewed or is terminated in advance, and the VRDP Funds do not enter into fee agreements with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the fee agreement. In the event of such mandatory purchase, each of the VRDP Fund is required to redeem the VRDP Shares six months after the purchase date. Immediately after such mandatory purchase, the VRDP Funds are required to begin to segregate liquid assets with its custodian to fund the redemption. There is no assurance the VRDP Funds will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.

Remarketing: Each of the VRDP Funds may incur remarketing fees of 0.10% on the aggregate principal amount of all the Fund’s VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations. During any special rate period (as described below), the VRDP Funds may incur no remarketing fees.

Dividends: Dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed. At the date of issuance, the VRDP Shares were assigned long-term ratings of Aaa from Moody’s and AAA from Fitch. Subsequent to the issuance of the VRDP Shares, Moody’s completed a review of its methodology for rating securities issued by registered closed-end funds. As of period end, the VRDP Shares were assigned a long-term rating of Aa2 for MNE, MZA, MYC and MYJ and Aa1 for MYF from Moody’s under its new ratings methodology. The VRDP Shares continue to be assigned a long-term rating of AAA from Fitch.

For the six months ended January 31, 2018, the annualized dividend rates for the VRDP Shares were as follows:

	MNE	MZA	MYC	MYF	MYJ
Rate	1.91%	1.88%	1.97%	1.88%	1.88%

Ratings: The short-term ratings on the VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s, Fitch and/or S&P. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly based upon either short-term rating. The liquidity provider may be terminated prior to the scheduled termination date if the liquidity provider fails to maintain short-term debt ratings in one of the two highest rating categories.

Special Rate Period: On June 21, 2012, MZA, MYC, MYF and MYJ commenced a three-year special rate period ending June 24, 2015 (the “special rate period”) with respect to their VRDP Shares, during which the VRDP Shares were not be subject to any remarketing and the dividend rate was based on a predetermined methodology. The special rate period has been extended each year for an additional one-year term and is currently set to expire on June 20, 2018. Prior to June 20, 2018, the holder of the VRDP Shares and MZA, MYC, MYF and MYJ may mutually agree to extend the special rate period. If the special rate period is not extended, the VRDP Shares will revert to remarketable securities upon the termination of the special rate period and will be remarketed and available for purchase by qualified institutional investors.

On October 22, 2015, MNE commenced a special rate period ending April 18, 2018 (“special rate period”) with respect to its VRDP Shares, during which the VRDP Shares will not be subject to any remarketing and the dividend rate will be based on a predetermined methodology. The implementation of the special rate period resulted in a mandatory tender of the VRDP Shares prior to the commencement of the special rate period. The mandatory tender event was not the result of a failed remarketing. The short-term ratings on the VRDP Shares for MNE were withdrawn by Moody’s, Fitch and/or S&P at the commencement of the special rate period. Prior to April 18, 2018, the holder of the VRDP Shares and MNE may mutually agree to extend the special rate period. If the special rate period is not extended, the VRDP Shares will revert to remarketable securities upon the termination of the special rate period and will be remarketed and available for purchase by qualified institutional investors.

During the special rate period, the liquidity and fee agreements remain in effect and the VRDP Shares remain subject to mandatory redemption by the VRDP Funds on the maturity date. The VRDP Shares will not be remarketed or subject to optional or mandatory tender events during the special rate period. During the special rate period, the VRDP Shares are required to comply with the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares as is required when the VRDP Shares are not in a special rate period. The VRDP Funds will not pay any fees to the liquidity provider or remarketing agent during the special rate period. The VRDP Funds will also pay dividends monthly based on the sum of the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index rate and a percentage per annum based on the long-term ratings assigned to the VRDP Shares.

If the VRDP Funds redeem the VRDP Shares prior to the end of the special rate period and the VRDP Shares have long-term ratings above A1/A+ and its equivalent by all ratings agencies then rating the VRDP Shares, then such redemption may be subject to a redemption premium payable to the holder of the VRDP Shares based on the time remaining in the special rate period, subject to certain exceptions for redemptions that are required to comply with minimum asset coverage requirements.

For the six months ended January 31, 2018, VRDP Shares issued and outstanding of each Fund remained constant.

Offering Costs: The Funds incurred costs in connection with the issuance of VRDP Shares, which were recorded as a direct deduction from the carrying value of the related debt liability and will be amortized over the life of the VRDP Shares with the exception of upfront fees paid to the liquidity provider which were amortized over the life of the liquidity agreement. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements  (unaudited) (continued)

Financial Reporting: The VRDP Shares are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the VRDP Shares, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP Shares are generally classified as tax-exempt income for tax-reporting purposes. Dividends and amortization of deferred offering costs on VRDP Shares are included in interest expense, fees and amortization of offering costs in the Statements of Operations:

	Dividends Accrued	Deferred Offering Costs Amortization
MNE	$283,730	$3,036
MZA	351,816	3,262
MYC	1,049,642	4,444
MYF	560,601	3,659
MYJ	963,957	4,563

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

	Common Dividend Per Share		Preferred Shares (c)
	Paid (a)	Declared (b)	Shares	Series	Declared
MNE	$0.0445	$0.0400	VRDP	W-7	$43,995
MZA	0.0620	0.0520	VRDP	W-7	54,724
MYC	0.0620	0.0520	VRDP	W-7	155,369
MYF	0.0695	0.0695	VRDP	W-7	87,147
MYJ	0.0750	0.0605	VRDP	W-7	149,940

(a)	Net investment income dividend paid on March 1, 2018 to Common Shareholders of record on February 15, 2018.
(b)	Net investment income dividend declared on March 1, 2018, payable to Common Shareholders of record on March 15, 2018.
(c)	Dividends declared for period February 1, 2018 to February 28, 2018.

58	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information

Richard E. Cavanagh, Chair of the Board and Director

Karen P. Robards, Vice Chair of the Board and Director

Michael J. Castellano, Director

Cynthia L. Egan, Director

Frank J. Fabozzi, Director

R. Glenn Hubbard, Director

W. Carl Kester, Director

Catherine A. Lynch, Director

Barbara G. Novick, Director

John M. Perlowski, Director, President and Chief Executive Officer

Jonathan Diorio, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Janey Ahn, Secretary

Effective December 31, 2017, Jerrold B. Harris retired as a Director of the Funds.

As of the date of this report, the portfolio managers of MZA are Walter O’Connor, Ted Jaeckel and Michael Perilli, and the portfolio managers of MYC are Walter O’Connor, Michael Kalinoski and Michael Perilli. Mr. Perilli joined each Fund’s portfolio management team effective February 1, 2018. Mr. Perilli has been a Vice President of BlackRock, Inc. since 2014, and an Associate thereof from 2008 to 2014.

As of the date of this report, the portfolio managers of MYF are Walter O’Connor, Ted Jaeckel and Christian Romaglino. Mr. Romaglino joined MYF’s portfolio management team effective February 1, 2018. Mr. Romaglino has been a Director of BlackRock, Inc. since 2017; a Portfolio Manager for the Municipal Mutual Fund Desk within BlackRock’s Global Fixed Income Group since 2017; and a Portfolio Manager at Brown Brothers Harriman from 2007 to 2017.

Effective February 16, 2018, Barbara G. Novick resigned, and Robert Fairbairn was appointed, as an Interested Director of the Funds.

Investment Adviser	VRDP Remarketing Agent
BlackRock Advisors, LLC	Barclays Capital, Inc.(a)
Wilmington, DE 19809	New York, NY 10019

Accounting Agent and Custodian	Citigroup Global Markets Inc.(b)
State Street Bank and Trust Company	New York, NY 10179
Boston, MA 02111

Transfer Agent	VRDP Liquidity Provider
Computershare Trust Company, N.A.	Barclays Bank PLC(a)
Canton, MA 02021	New York, NY 10019

VRDP Tender and Paying Agent	Citibank, N.A.(b)
The Bank of New York Mellon	New York, NY 10179
New York, NY 10286

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
Boston, MA 02116

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

(a)	For MNE.
(b)	For all Funds except MNE.

DIRECTOR AND OFFICER INFORMATION	59

Additional Information

Fund Certification

Certain Funds are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Funds filed with the SEC the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Dividend Policy

Each Fund’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the distributions paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Funds do not make available copies of their Statements of Additional Information because the Funds’ shares are not continuously offered, which means that the Statement of Additional Information of each Fund has not been updated after completion of the respective Fund’s offerings and the information contained in each Fund’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Funds’ investment objectives or policies or to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders or in the principal risk factors associated with investment in the Funds. Except as disclosed on page 59, there have been no changes in the persons who are primarily responsible for the day-to-day management of the Funds’ portfolios.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 882-0052; and (2) on the SEC’s website at http://www.sec.gov.

60	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

Availability of Fund Updates

BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	61

Glossary of Terms Used in this Report

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
S/F	Single-Family
SONYMA	State of New York Mortgage Agency

62	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

MY5-1/18-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment
Companies – Not Applicable

Item 13 –	Exhibits attached hereto

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(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni New York Intermediate Duration Fund, Inc.

By:	/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: April 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: April 4, 2018

By:	/s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: April 4, 2018

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